________________________________________________________________________________


                                   WISDOM FUND

________________________________________________________________________________

                 a series of the New Providence Investment Trust



                           INSTITUTIONAL CLASS SHARES


                                  ANNUAL REPORT


                         FOR THE YEAR ENDED MAY 31, 2001




                               INVESTMENT ADVISOR
                         Atlanta Investment Counsel, LLC
                            2771 Carmon-on-Wesley, NW
                                    Suite 100
                             Atlanta, Georgia 30327


                                   WISDOM FUND
                            116 South Franklin Street
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069
                                 1-800-525-3863




This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wisdom Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund's distributor for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., P.O. Box 4365, Rocky Mount, NC 27803, Phone 1-800-773-3863

                                   Wisdom Fund
                               Semi-Annual Report
                                  July 1, 2001

Benjamin Graham, the pioneer of value investing, wrote in the introduction to the fourth edition of his book " The Intelligent Investor":

"The art of investment has one characteristic that is generally not appreciated. A creditable, if unspectacular, result can be achieved by the lay investor with a minimum of effort and capability, but to improve this easily attainable standard requires much application and more than a trace of Wisdom."

Websters dictionary refers to three key terms in its definition of wisdom; knowledge, insight and judgment. Value investing is based upon the underlying premise that one should invest in securities in the same fashion that a prudent person would invest in a business. We believe that the persistent pursuit of knowledge and insight about the companies in which we invest is the only way that we can exercise appropriate judgment for our shareholders.

Like Warren Buffett, we ask ourselves these two questions:

o  Is this a business which we would like to own?
o  At what price would we be willing to buy this business?

This investment philosophy can also be defined as buying " Good Businesses with Good Management at Attractive Prices." This means gathering knowledge to find specific businesses where we believe their value is significantly greater than what is reflected in their stock prices, purchasing such undervalued stocks for our Fund, and then hoping we are both right and eventually rewarded for correct judgment.

Since the Wisdom Fund is considered a "Value fund", I feel it is appropriate to discuss the recent performance of value vs. growth. Value stock returns continue the dominance that started in March of 2000, a time when value strategies were thought of by some investors as outdated. Since March of 2000, large cap value stocks have reversed four years of prior growth outperformance. (advisorintelligence.com-Growth vs. Value, 6-20-01).

Clearly the bloom is off the rose of tech and growth stocks. Even with the huge value outperformance of the last year, the value opportunity still looks superior to growth in all market-cap segments. Though we believe value investing looks better than growth, no area of the stock market has priced in a recession. If the economy continues to slow to lower levels of growth, value stocks will not be immune to declines that growth stocks will face. Because of the valuation advantage and better sentiment at present, we believe value is likely to outperform in a declining market.

In summary, the persistent pursuit of knowledge and insight, and the consistent application of rational business judgment are clearly required components of any successful long-term investment program. Wisdom Fund's investment philosophy also provides the complementary components of patience, discipline and integrity. We believe that we can continue to achieve results that meet our clients' objectives.

C. Douglas Davenport, J.D.
Portfolio Manager



--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Fund and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates.
--------------------------------------------------------------------------------

                                   WISDOM FUND

                           INSTITUTIONAL CLASS SHARES

                     Performance Update - $25,000 Investment
       For the period from February 16, 1999 (Commencement of Operations)
                                 to May 31, 2001


[Line Graph Here]:

--------------------------------------------------------------------------------
                         Wisdom Fund -                 S&P 500 Total
                  Institutional Class Shares           Return Index
--------------------------------------------------------------------------------

02/16/99                  $25,000                        $25,000
05/31/99                   24,889                         26,307
08/31/99                   24,437                         26,767
11/30/99                   25,340                         28,243
02/29/00                   22,113                         27,867
05/31/00                   25,295                         29,063
 8/31/00                   26,599                         31,135
11/30/00                   28,898                         27,052
 2/28/01                   28,128                         25,582
 5/31/01                   28,001                         25,996


This graph depicts the performance of the Wisdom Fund - Institutional Class Shares versus the S&P 500 Total Return Index. It is important to note that the Wisdom Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns

                 -------------------- -------------------------
                                            Since 2/16/99
                       One Year            (Commencement of
                                             Operations)
                 -------------------- -------------------------
                        10.70 %                 5.08 %
                 -------------------- -------------------------


>>   The graph  assumes an initial  $25,000  investment  at  February  16,  1999
     (commencement  of  operations).   All  dividends  and   distributions   are
     reinvested.

>> At May 31, 2001, the value of the Wisdom Fund - Institutional Class Shares would have grown to $28,001 - a cumulative total investment return of 12.00% since February 16, 1999.

>> At May 31, 2001, the value of a similar investment in the S&P 500 Total Return Index would have grown to $25,996 - a cumulative total investment return of 3.99% since February 16, 1999.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2001


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 80.55%

      Apparel Manufacturing - 1.26%
        (a)Jones Apparel Group, Inc. .............................................                    2,050               $   90,487
                                                                                                                          ----------

      Beverages - 12.16%
           The Coca-Cola Company .................................................                   18,450                  876,006
                                                                                                                          ----------

      Building Materials - 1.20%
           Lowe's Companies, Inc. ................................................                      280                   19,468
           USG Corporation .......................................................                    7,900                   67,150
                                                                                                                          ----------
                                                                                                                              86,618
                                                                                                                          ----------
      Chemicals - 0.72%
           Great Lakes Chemicals Corporation .....................................                    1,510                   51,733
                                                                                                                          ----------

      Commercial Services - 3.41%
           First American Corporation ............................................                    5,600                  114,128
           H&R Block, Inc. .......................................................                      540                   32,206
           Moody's Corporation ...................................................                    3,100                   99,448
                                                                                                                          ----------
                                                                                                                             245,782
                                                                                                                          ----------
      Computer Software & Services - 0.46%
           First Data Corporation ................................................                      500                   32,805
                                                                                                                          ----------

      Cosmetics & Personal Care - 2.82%
           The Gillette Company ..................................................                    7,030                  203,167
                                                                                                                          ----------

      Financial - Banks, Money Center - 5.06%
           Citigroup Inc. ........................................................                      345                   17,681
           MGIC Investment Corporation ...........................................                    1,350                   95,000
           Wells Fargo & Company .................................................                    5,350                  251,878
                                                                                                                          ----------
                                                                                                                             364,559
                                                                                                                          ----------
      Financial Services - 8.96%
           American Express Company ..............................................                   12,950                  545,066
           SunTrust Banks, Inc. ..................................................                      360                   22,111
        (a)The New Dun & Bradstreet Corporation ..................................                    1,550                   41,726
           U.S. Bancorp ..........................................................                    1,618                   36,065
                                                                                                                          ----------
                                                                                                                             644,968
                                                                                                                          ----------
      Insurance - Life & Health - 8.44%
           AFLAC, INCORPORATED ...................................................                    3,300                  106,920
           Brown & Brown .........................................................                    2,500                  102,250
           CIGNA Corporation .....................................................                      800                   75,576
           Conseco, Inc. .........................................................                    5,600                   97,328
           StanCorp Financial Group, Inc. ........................................                    2,450                  112,896
           Torchmark Corporation .................................................                    2,980                  113,151
                                                                                                                          ----------
                                                                                                                             608,121
                                                                                                                          ----------


                                                                                                                         (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2001


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Insurance - Multiline - 16.37%
           Ambac Financial Group, Inc. ...........................................                    2,100               $  117,621
           American International Group, Inc. ....................................                    1,535                  124,335
           American National Insurance Company ...................................                    1,100                   80,729
           Arthur J. Gallagher & Co. .............................................                    4,200                  115,542
        (a)CNA Financial Corporation .............................................                    2,850                  113,373
           Loews Corporation .....................................................                    2,300                  158,677
           PartnerRe Ltd. ........................................................                    2,375                  127,656
           RenaissanceRe Holdings Ltd. ...........................................                    1,650                  113,273
           The PMI Group, Inc. ...................................................                    1,600                  111,104
           The St. Paul Companies, Inc. ..........................................                    2,300                  116,380
                                                                                                                          ----------
                                                                                                                           1,178,690
                                                                                                                          ----------
      Insurance - Property & Casualty - 8.75%
           Everest Re Group, Ltd. ................................................                    2,675                  181,659
           Fidelity National Financial, Inc. .....................................                    4,700                  107,160
           LandAmerica Financial Group, Inc. .....................................                    4,000                  114,200
           The Progressive Corporation ...........................................                      850                  111,418
           Wesco Financial Corporation ...........................................                      300                   95,370
           White Mountains Insurance Group Ltd. ..................................                       60                   20,760
                                                                                                                          ----------
                                                                                                                             630,567
                                                                                                                          ----------
      Metal Fabrication & Hardware - 0.11%
        (a)Mueller Industries, Inc. ..............................................                      240                    7,690
                                                                                                                          ----------

      Packaging & Containers - 0.22%
        (a)Sealed Air Corporation ................................................                      382                   15,857
                                                                                                                          ----------

      Publishing - Newspapers - 1.16%
           Gannett Co., Inc. .....................................................                      228                   15,112
           The Washington Post Company ...........................................                      118                   68,711
                                                                                                                          ----------
                                                                                                                              83,823
                                                                                                                          ----------
      Real Estate Investment Trusts - 1.36%
           First Industrial Realty Trust, Inc. ...................................                    1,025                   32,031
           HRPT Properties Trust .................................................                      375                    3,229
           Tanger Factory Outlet Centers, Inc. ...................................                    1,350                   30,334
           Town & Country Trust ..................................................                    1,650                   32,010
                                                                                                                          ----------
                                                                                                                              97,604
                                                                                                                          ----------
      Retail - Apparel - 0.26%
           The Gap, Inc. .........................................................                      600                   18,600
                                                                                                                          ----------

      Retail - Specialty Line - 1.30%
           The Sherwin-Williams Company ..........................................                    4,400                   93,896
                                                                                                                          ----------

      Telecommunications - 0.43%
           Shaw Communications Inc. ..............................................                    1,437                   30,608
                                                                                                                          ----------


                                                                                                                         (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2001


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Textiles - 2.67%
        (a)Mohawk Industries, Inc. ..........................................................         6,000               $  192,180
                                                                                                                          ----------

      Transportation - Miscellaneous - 1.10%
           GATX Corporation .................................................................         1,962                   79,029
                                                                                                                          ----------

      Utilities - Energy - 2.33%
           Duke Energy Corporation ..........................................................           900                   41,139
           FPL Group, Inc. ..................................................................         1,025                   59,655
           GPU, Inc. ........................................................................           430                   14,392
           Xcel Energy, Inc. ................................................................         1,750                   53,025
                                                                                                                          ----------
                                                                                                                             168,211
                                                                                                                          ----------

           Total Common Stocks (Cost $5,364,556) ..........................................................                5,801,001
                                                                                                                          ----------

INVESTMENT COMPANIES - 9.44%

      Evergreen Money Market Treasury Institutional Money
           Market Fund Institutional Service Shares .........................................       340,049                  340,049
      Evergreen Money Market Treasury Institutional Money
           Market Fund Institutional Select Shares ..........................................       340,049                  340,049
                                                                                                                          ----------

           Total Investment Companies (Cost $680,098) .....................................................                  680,098
                                                                                                                          ----------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                Interest             Maturity
                                                             Principal            Rate                 Date
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 11.14%

      United States Treasury Bill .....................      $808,000             0.000%             08/16/01                801,925
           (Cost $801,986)

Total Value of Investments (Cost $6,846,640 (b)) ............................................        101.13 %            $7,283,024
Liabilities In Excess of Other Assets .......................................................         (1.13)%               (81,058)
                                                                                                     ------              ----------
      Net Assets ............................................................................        100.00 %            $7,201,966
                                                                                                     ======              ==========

      (a) Non-income producing investment.

      (b) Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is  the  same.  Unrealized  appreciation/
          (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

           Unrealized appreciation ........................................................................              $  854,543
           Unrealized depreciation ........................................................................                (418,159)
                                                                                                                         ----------

                      Net unrealized appreciation .........................................................              $  436,384
                                                                                                                         ==========



See accompanying notes to financial statements


                                                             WISDOM FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                            May 31, 2001


ASSETS
      Investments, at value (cost $6,846,640) ...........................................................                 $7,283,024
      Income and other receivables ......................................................................                     10,874
      Receivable for fund shares sold ...................................................................                      2,724
      Other assets ......................................................................................                      3,906
      Due from advisor (note 2) .........................................................................                     15,865
                                                                                                                          ----------

           Total assets .................................................................................                  7,316,393
                                                                                                                          ----------

LIABILITIES
      Accrued expenses ..................................................................................                     22,636
      Disbursements in excess of cash on demand deposit .................................................                     91,791
                                                                                                                          ----------

           Total liabilities ............................................................................                    114,427
                                                                                                                          ----------

NET ASSETS ..............................................................................................                 $7,201,966
                                                                                                                          ==========

NET ASSETS CONSIST OF
      Paid-in capital ...................................................................................                 $6,691,685
      Undistributed net realized gain on investments ....................................................                     73,897
      Net unrealized appreciation on investments ........................................................                    436,384
                                                                                                                          ----------
                                                                                                                          $7,201,966
                                                                                                                          ==========

INSTITUTIONAL CLASS SHARES
      Net asset value, redemption and offering price per share
           ($3,164,763 / 293,164 shares) ................................................................                 $    10.80
                                                                                                                          ==========

INVESTOR CLASS SHARES
      Net asset value, redemption and offering price per share
           ($1,253,515 / 115,647 shares) ................................................................                 $    10.84
                                                                                                                          ==========
      Maximum offering price per share (100 / 94.25% of $10.84) .........................................                 $    11.50
                                                                                                                          ==========

CLASS B SHARES
      Net asset value, redemption and offering price per share
           ($1,796,569 / 165,249 shares) ................................................................                 $    10.87
                                                                                                                          ==========

CLASS C SHARES
      Net asset value, redemption and offering price per share
           ($987,119 / 90,497 shares) ...................................................................                 $    10.91
                                                                                                                          ==========







See accompanying notes to financial statements


                                                          WISDOM FUND

                                                    STATEMENT OF OPERATIONS

                                                    Year ended May 31, 2001


NET INVESTMENT INCOME

      Income
           Interest ........................................................................................              $  22,582
           Dividends .......................................................................................                 87,606
                                                                                                                          ---------

               Total income ................................................................................                110,188
                                                                                                                          ---------

      Expenses
           Investment advisory fees (note 2) ...............................................................                 30,031
           Fund administration fees (note 2) ...............................................................                  7,508
           Distribution and service fees - Investor Class Shares (note 3) ..................................                  1,686
           Distribution and service fees - Class B Shares (note 3) .........................................                 18,173
           Distribution and service fees - Class C Shares (note 3) .........................................                  5,312
           Custody fees ....................................................................................                  4,067
           Registration and filing administration fees (note 2) ............................................                  6,710
           Fund accounting fees (note 2) ...................................................................                 54,381
           Audit fees ......................................................................................                 13,583
           Legal fees ......................................................................................                 19,305
           Securities pricing fees .........................................................................                  3,396
           Shareholder recordkeeping fees (note 2) .........................................................                 24,750
           Other accounting fees (note 2) ..................................................................                  9,308
           Shareholder servicing expenses ..................................................................                  4,930
           Registration and filing expenses ................................................................                 12,756
           Printing expenses ...............................................................................                  4,276
           Trustee fees and meeting expenses ...............................................................                  2,410
           Other operating expenses ........................................................................                  4,000
                                                                                                                          ---------

               Total expenses ..............................................................................                226,582
                                                                                                                          ---------

           Less:
                    Expense reimbursements (note 2) ........................................................               (153,521)
                    Investment advisory fees waived (note 2) ...............................................                (30,031)
                                                                                                                          ---------

               Net expenses ................................................................................                 43,030
                                                                                                                          ---------

                    Net investment income ..................................................................                 67,158
                                                                                                                          ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions .......................................................                133,782
      Increase in unrealized appreciation on investments ...................................................                316,006
                                                                                                                          ---------

           Net realized and unrealized gain on investments .................................................                449,788
                                                                                                                          ---------

               Net increase in net assets resulting from operations ........................................              $ 516,946
                                                                                                                          =========



See accompanying notes to financial statements


                                                             WISDOM FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Year ended         Year ended
                                                                                                       May 31,            May 31,
                                                                                                        2001               2000
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS
     Operations
         Net investment income .............................................................         $    67,158        $    54,379
         Net realized gain (loss) from investment transactions .............................             133,782            (58,004)
         Increase in unrealized appreciation on investments ................................             316,006            123,160
                                                                                                     -----------        -----------
              Net increase in net assets resulting from operations .........................             516,946            119,535
                                                                                                     -----------        -----------

     Distributions to shareholders from
         Net investment income - Institutional Class Shares ................................             (46,816)           (45,278)
         Net investment income - Investor Class Shares .....................................              (8,233)            (5,847)
         Net investment income - Class B Shares ............................................             (10,164)            (2,809)
         Net investment income - Class C Shares ............................................              (2,176)              (226)
                                                                                                     -----------        -----------
              Decrease in net assets resulting from distributions ..........................             (67,389)           (54,160)
                                                                                                     -----------        -----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a) ..............           2,044,116          4,144,606
                                                                                                     -----------        -----------

                     Total increase in net assets ..........................................           2,493,673          4,209,981

NET ASSETS
     Beginning of year .....................................................................           4,708,293            498,312
                                                                                                     -----------        -----------

     End of year ...........................................................................         $ 7,201,966        $ 4,708,293
                                                                                                     ===========        ===========


(a) A summary of capital share activity follows:
                                                               ---------------------------------------------------------------------
                                                                         Year ended                            Year ended
                                                                        May 31, 2001                          May 31, 2000
                                                                 Shares              Value             Shares              Value
                                                               ---------------------------------------------------------------------
--------------------------------------------------------
               INSTITUTIONAL CLASS SHARES
--------------------------------------------------------
Shares sold ............................................            15,229        $   164,250            218,824        $ 2,185,791
Shares issued for reinvestment of distributions ........             4,121             46,817              4,701             45,278
Shares redeemed ........................................                 0                  0                  0                  0
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................            19,350        $   211,067            223,525        $ 2,231,069
                                                               ===========        ===========        ===========        ===========

--------------------------------------------------------
                 INVESTOR CLASS SHARES
--------------------------------------------------------
Shares sold ............................................            91,367        $   981,729             87,208        $   839,421
Shares issued for reinvestment of distributions ........               620              7,097                598              5,846
Shares redeemed ........................................           (42,417)          (438,259)           (21,739)          (200,724)
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................            49,570        $   550,567             66,067        $   644,543
                                                               ===========        ===========        ===========        ===========
--------------------------------------------------------
                    CLASS B SHARES
--------------------------------------------------------
Shares sold ............................................            96,792        $ 1,011,560            117,050        $ 1,100,100
Shares issued for reinvestment of distributions ........               445              5,128                 81                805
Shares redeemed ........................................           (49,119)          (527,706)                 0                  0
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................            48,118        $   488,982            117,131        $ 1,100,905
                                                               ===========        ===========        ===========        ===========
--------------------------------------------------------
                    CLASS C SHARES
--------------------------------------------------------
Shares sold ............................................            74,463        $   808,411             17,347        $   167,863
Shares issued for reinvestment of distributions ........               191              2,176                 22                226
Shares redeemed ........................................            (1,525)           (17,087)                 0                  0
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................            73,129        $   793,500             17,369        $   168,089
                                                               ===========        ===========        ===========        ===========
--------------------------------------------------------
                     Fund Summary
--------------------------------------------------------
Shares sold ............................................           277,851        $ 2,965,950            440,429        $ 4,293,175
Shares issued for reinvestment of distributions ........             5,377             61,218              5,402             52,155
Shares redeemed ........................................           (93,061)          (983,052)           (21,739)          (200,724)
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................           190,167        $ 2,044,116            424,092        $ 4,144,606
                                                               ===========        ===========        ===========        ===========




See accompanying notes to financial statements


                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                     INSTITUTIONAL CLASS SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                                             Year ended          Year ended         Period ended
                                                                               May 31,             May 31,             May 31,
                                                                                2001                2000              1999 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ..................................      $     9.90          $     9.91          $    10.00

     Income (loss) from investment operations
         Net investment income ........................................            0.17                0.18                0.04
         Net realized and unrealized gain (loss) on investments .......            0.90               (0.01)              (0.09)
                                                                             ----------          ----------          ----------

             Total from investment operations .........................            1.07                0.17               (0.05)
                                                                             ----------          ----------          ----------

     Distributions to shareholders from
         Net investment income ........................................           (0.17)              (0.18)              (0.04)
                                                                             ----------          ----------          ----------

Net asset value, end of period ........................................      $    10.80          $     9.90          $     9.91
                                                                             ==========          ==========          ==========

Total return ..........................................................           10.70 %              1.64 %             (0.45)%
                                                                             ==========          ==========          ==========

Ratios/supplemental data
     Net assets, end of period ........................................      $3,164,763          $2,710,312          $  498,213
                                                                             ==========          ==========          ==========

     Ratio of expenses to average net assets
         Before expense reimbursements and waived fees ................            3.30 %              5.05 %             23.94 %(b)
         After expense reimbursements and waived fees .................            0.26 %              0.00 %              0.00 %(b)

     Ratio of net investment (loss) income to average net assets
         Before expense reimbursements and waived fees ................           (1.47)%             (2.87)%            (22.69)%(b)
         After expense reimbursements and waived fees .................            1.57 %              2.18 %              1.26 %(b)

     Portfolio turnover rate ..........................................           15.46 %             41.69 %              7.04 %







(a) For the period from February 16, 1999 (commencement of operations) to May 31, 1999.
(b) Annualized.









See accompanying notes to financial statements                                                                           (Continued)


                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                        INVESTOR CLASS SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                                             Year ended          Year ended         Period ended
                                                                               May 31,             May 31,             May 31,
                                                                                2001                2000              1999 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ....................................    $     9.93          $     9.92          $    10.00

     Income (loss) from investment operations
         Net investment income ..........................................          0.13                0.12                0.02
         Net realized and unrealized gain (loss) on investments .........          0.91                0.01               (0.08)
                                                                             ----------          ----------          ----------

             Total from investment operations ...........................          1.04                0.13               (0.06)
                                                                             ----------          ----------          ----------

     Distributions to shareholders from
         Net investment income ..........................................         (0.13)              (0.12)              (0.02)
                                                                             ----------          ----------          ----------

Net asset value, end of period ..........................................    $    10.84          $     9.93          $     9.92
                                                                             ==========          ==========          ==========

Total return (c) ........................................................         10.41 %              1.36 %             (0.58)%
                                                                             ==========          ==========          ==========

Ratios/supplemental data
     Net assets, end of period ..........................................    $1,253,515          $  656,212          $       99
                                                                             ==========          ==========          ==========

     Ratio of expenses to average net assets
         Before expense reimbursements and waived fees ..................          3.86 %              4.29 %             15.49 %(b)
         After expense reimbursements and waived fees ...................          0.68 %              0.25 %              0.00 %(b)

     Ratio of net investment (loss) income to average net assets
         Before expense reimbursements and waived fees ..................         (1.97)%             (1.96)%            (14.68)%(b)
         After expense reimbursements and waived fees ...................          1.21 %              2.08 %              0.81 %(b)

     Portfolio turnover rate ............................................         15.46 %             41.69 %              7.04 %






(a) For the period from February 16, 1999 (commencement of operations) to May 31, 1999.
(b) Annualized.
(c) Total return does not reflect payment of a sales charge.








See accompanying notes to financial statements                                                                           (Continued)


                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           CLASS B SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             Year ended           Period ended
                                                                                               May 31,               May 31,
                                                                                                2001                2000 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ..........................................              $      9.97           $     10.20

      Income (loss) from investment operations
           Net investment income ..............................................                     0.06                  0.04
           Net realized and unrealized gain (loss) on investments .............                     0.90                 (0.23)
                                                                                             -----------           -----------

               Total from investment operations ...............................                     0.96                 (0.19)
                                                                                             -----------           -----------

      Distributions to shareholders from
           Net investment income ..............................................                    (0.06)                (0.04)
                                                                                             -----------           -----------

Net asset value, end of period ................................................              $     10.87           $      9.97
                                                                                             ===========           ===========

Total return (c) ..............................................................                     9.60 %               (1.85)%
                                                                                             ===========           ===========

Ratios/supplemental data
      Net assets, end of period ...............................................              $ 1,796,569           $ 1,168,374
                                                                                             ===========           ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ......................                     4.33 %                4.09 % (b)
           After expense reimbursements and waived fees .......................                     1.28 %                1.00 % (b)

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ......................                    (2.50)%               (1.78)% (b)
           After expense reimbursements and waived fees .......................                     0.56 %                1.31 % (b)

      Portfolio turnover rate .................................................                    15.46 %               41.69 %







(a) For the period from November 16, 1999 (commencement of operations) to May 31, 2000.
(b) Annualized.
(c) Total return does not reflect payment of a sales charge.








See accompanying notes to financial statements                                                                           (Continued)


                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           CLASS C SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Year ended        Period ended
                                                                                                   May 31,            May 31,
                                                                                                    2001             2000 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ......................................................      $    9.98           $   10.20

      Income (loss) from investment operations
           Net investment income ..........................................................           0.03                0.03
           Net realized and unrealized gain (loss) on investments .........................           0.93               (0.22)
                                                                                                 ---------           ---------

               Total from investment operations ...........................................           0.96               (0.19)
                                                                                                 ---------           ---------

      Distributions to shareholders from
           Net investment income ..........................................................          (0.03)              (0.03)
                                                                                                 ---------           ---------

Net asset value, end of period ............................................................      $   10.91           $    9.98
                                                                                                 =========           =========

Total return (c) ..........................................................................           9.64 %             (1.86)%
                                                                                                 =========           =========

Ratios/supplemental data
      Net assets, end of period ...........................................................      $ 987,119           $ 173,395
                                                                                                 =========           =========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ..................................           4.44 %              4.07 % (b)
           After expense reimbursements and waived fees ...................................           1.41 %              1.00 % (b)

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ..................................          (2.62)%             (1.77)% (b)
           After expense reimbursements and waived fees ...................................           0.40 %              1.30 % (b)

      Portfolio turnover rate .............................................................          15.46 %             41.69 %






(a) For the period from November 16, 1999 (commencement of operations) to May 31, 2000.
(b) Annualized.
(c) Total return does not reflect payment of a sales charge.







See accompanying notes to financial statements


                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2001



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Wisdom Fund (the "Fund"), an open-ended investment company, is a diversified series of shares of beneficial interest of the New Providence Investment Trust (the "Trust"). The Trust was organized on July 9, 1997 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended. The Fund began operations on February 16, 1999. The investment objective of the Fund is to seek maximum total return consisting of any combination of capital appreciation, realized and unrealized, and income under the constantly varying market conditions. The Board of Trustees of the Trust approved on October 7, 1999, a plan to authorize two new classes of shares designated as Class B Shares and Class C Shares. On November 16, 1999, the Class B Shares and Class C Shares became effective. The Fund has an unlimited number of authorized shares, which are divided into four classes - Institutional Class Shares, Investor Class Shares, Class B shares and Class C shares.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are not attributable to the Institutional Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.


                                                                     (Continued)

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2001



                  As a result of the Fund's operating net investment loss, a reclassification adjustment of $12 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and to decrease net realized gains.

         C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trust's Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending May 31.

         E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant  to  an  investment  advisory  agreement,  Atlanta  Investment
         Council, LLC (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.50% of the first $500 million of the Fund's average daily net assets and 0.40% of all assets over $500 million.

         The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.15% of the average daily net assets of the Fund's Institutional Class, a maximum of 1.40% of the average daily net assets of the Fund's Investor Class, and a maximum of 2.15% of the average daily net assets of the Fund's Class B and Class C Shares. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $30,031 ($0.05 per share) and reimbursed $153,521 of the operating expenses incurred by the Fund for the year ended May 31, 2001.

         The Fund's administrator, The Nottingham Management Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.100% of the next $50 million, and 0.075% of average daily net assets over $100 million. From April 1, 2000 to October 31, 2000, the Administrator also received a monthly fee of $2,000 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares.


                                                                     (Continued)

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2001



         Beginning November 1, 2000, this fee was adjusted to $2,250 per month and $750 for each additional class, plus 0.01% of the average annual net assets. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $2,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

         NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each Shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended May 31, 2001, the Distributor retained sales charges in the amount of $4,186.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Board of Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Shares, Class B Shares, and Class C Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the Investor Class Shares' average daily net assets or 1.00% per annum of the Class B Shares or Class C Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares, Class B Shares and Class C Shares in the Fund or support servicing of those classes' shareholder accounts. The Fund incurred $18,173, $5,312 and $1,686, in distribution and service fees under the Plan with respect to Class B Shares, Class C Shares and Investor Class Shares, respectively, for the fiscal year ended May 31, 2001.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $3,189,122 and $699,539, respectively, for the fiscal year ended May 31, 2001.

INDEPENDENT AUDITORS' REPORT


To the Board of Trustees and Shareholders of New Providence Investment Trust and Shareholders of Wisdom Fund:

We have audited the accompanying statement of assets and liabilities of Wisdom Fund, including the portfolio of investments, as of May 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended May 31, 2001 and 2000, and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of May 31, 2001, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Wisdom Fund as of May 31, 2001, the results of its operations for the year ended, and the changes in its net assets and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.



/s/ Deloitte & Touche LLP

Deloitte & Touche LLP

New York, New York
June 29, 2001

                   (This page was intentionally left blank.)

________________________________________________________________________________


                                   WISDOM FUND

________________________________________________________________________________

                 a series of the New Providence Investment Trust
























                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                    or accompanied by a current prospectus.

________________________________________________________________________________


                                   WISDOM FUND

________________________________________________________________________________

                 a series of the New Providence Investment Trust



                              INVESTOR CLASS SHARES


                                  ANNUAL REPORT


                         FOR THE YEAR ENDED MAY 31, 2001




                               INVESTMENT ADVISOR
                         Atlanta Investment Counsel, LLC
                            2771 Carmon-on-Wesley, NW
                                    Suite 100
                             Atlanta, Georgia 30327


                                   WISDOM FUND
                            116 South Franklin Street
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069
                                 1-800-525-3863




This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wisdom Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund's distributor for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., P.O. Box 4365, Rocky Mount, NC 27803, Phone 1-800-773-3863

                                   Wisdom Fund
                               Semi-Annual Report
                                  July 1, 2001

Benjamin Graham, the pioneer of value investing, wrote in the introduction to the fourth edition of his book " The Intelligent Investor":

"The art of investment has one characteristic that is generally not appreciated. A creditable, if unspectacular, result can be achieved by the lay investor with a minimum of effort and capability, but to improve this easily attainable standard requires much application and more than a trace of Wisdom."

Websters dictionary refers to three key terms in its definition of wisdom; knowledge, insight and judgment. Value investing is based upon the underlying premise that one should invest in securities in the same fashion that a prudent person would invest in a business. We believe that the persistent pursuit of knowledge and insight about the companies in which we invest is the only way that we can exercise appropriate judgment for our shareholders.

Like Warren Buffett, we ask ourselves these two questions:

o  Is this a business which we would like to own?
o  At what price would we be willing to buy this business?

This investment philosophy can also be defined as buying " Good Businesses with Good Management at Attractive Prices." This means gathering knowledge to find specific businesses where we believe their value is significantly greater than what is reflected in their stock prices, purchasing such undervalued stocks for our Fund, and then hoping we are both right and eventually rewarded for correct judgment.

Since the Wisdom Fund is considered a "Value fund", I feel it is appropriate to discuss the recent performance of value vs. growth. Value stock returns continue the dominance that started in March of 2000, a time when value strategies were thought of by some investors as outdated. Since March of 2000, large cap value stocks have reversed four years of prior growth outperformance. (advisorintelligence.com-Growth vs. Value, 6-20-01).

Clearly the bloom is off the rose of tech and growth stocks. Even with the huge value outperformance of the last year, the value opportunity still looks superior to growth in all market-cap segments. Though we believe value investing looks better than growth, no area of the stock market has priced in a recession. If the economy continues to slow to lower levels of growth, value stocks will not be immune to declines that growth stocks will face. Because of the valuation advantage and better sentiment at present, we believe value is likely to outperform in a declining market.

In summary, the persistent pursuit of knowledge and insight, and the consistent application of rational business judgment are clearly required components of any successful long-term investment program. Wisdom Fund's investment philosophy also provides the complementary components of patience, discipline and integrity. We believe that we can continue to achieve results that meet our clients' objectives.

C. Douglas Davenport, J.D.
Portfolio Manager



--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Fund and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates.
--------------------------------------------------------------------------------

                                   WISDOM FUND

                              INVESTOR CLASS SHARES

                     Performance Update - $10,000 Investment
       For the period from February 16, 1999 (Commencement of Operations)
                                 to May 31, 2001


[Line Graph Here]:

--------------------------------------------------------------------------------
                      Wisdom Fund -                S&P 500 Total
                  Investor Class Shares             Return Index
--------------------------------------------------------------------------------

02/16/99                $ 9,425                       $10,000
05/31/99                  9,370                        10,523
08/31/99                  9,191                        10,707
11/30/99                  9,551                        11,297
02/29/00                  8,311                        11,147
05/31/00                  9,498                        11,625
 8/31/00                  9,986                        12,454
11/30/00                 10,847                        10,821
 2/28/01                 10,545                        10,233
 5/31/01                 10,487                        10,399


This graph depicts the performance of the Wisdom Fund - Investor Class Shares versus the S&P 500 Total Return Index. It is important to note that the Wisdom Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns

      ------------------------------ ------------- -----------------------
                                                        Since 2/16/99
                                        One Year        (Commencement
                                                        Of Operations)
      ------------------------------ ------------- -----------------------
               No Sales Load             10.41%             4.78%
      ------------------------------ ------------- -----------------------
         5.75% Maximum Sales Load         4.06%             2.10%
      ------------------------------ ------------- -----------------------


>> The graph assumes an initial $10,000 investment ($9,425 after maximum sales load of 5.75%) at February 16, 1999 (commencement of operations). All dividends and distributions are reinvested.

>> At May 31, 2001, the value of the Wisdom Fund - Investor Class Shares would have increased to $10,487 - a cumulative total investment return of 4.87% since February 16, 1999. Without the deduction of the 5.75% maximum sales load, the value of the Wisdom Fund - Investor Class Shares would have grown to $11,127 - a cumulative total investment return of 11.27 % since February 16, 1999. The sales load may be reduced or eliminated for larger purchases.

>> At May 31, 2001, the value of a similar investment in the S&P 500 Total Return Index would have grown to $10,399 - a cumulative total investment return of 3.99% since February 16, 1999.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2001


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 80.55%

      Apparel Manufacturing - 1.26%
        (a)Jones Apparel Group, Inc. .............................................                    2,050               $   90,487
                                                                                                                          ----------

      Beverages - 12.16%
           The Coca-Cola Company .................................................                   18,450                  876,006
                                                                                                                          ----------

      Building Materials - 1.20%
           Lowe's Companies, Inc. ................................................                      280                   19,468
           USG Corporation .......................................................                    7,900                   67,150
                                                                                                                          ----------
                                                                                                                              86,618
                                                                                                                          ----------
      Chemicals - 0.72%
           Great Lakes Chemicals Corporation .....................................                    1,510                   51,733
                                                                                                                          ----------

      Commercial Services - 3.41%
           First American Corporation ............................................                    5,600                  114,128
           H&R Block, Inc. .......................................................                      540                   32,206
           Moody's Corporation ...................................................                    3,100                   99,448
                                                                                                                          ----------
                                                                                                                             245,782
                                                                                                                          ----------
      Computer Software & Services - 0.46%
           First Data Corporation ................................................                      500                   32,805
                                                                                                                          ----------

      Cosmetics & Personal Care - 2.82%
           The Gillette Company ..................................................                    7,030                  203,167
                                                                                                                          ----------

      Financial - Banks, Money Center - 5.06%
           Citigroup Inc. ........................................................                      345                   17,681
           MGIC Investment Corporation ...........................................                    1,350                   95,000
           Wells Fargo & Company .................................................                    5,350                  251,878
                                                                                                                          ----------
                                                                                                                             364,559
                                                                                                                          ----------
      Financial Services - 8.96%
           American Express Company ..............................................                   12,950                  545,066
           SunTrust Banks, Inc. ..................................................                      360                   22,111
        (a)The New Dun & Bradstreet Corporation ..................................                    1,550                   41,726
           U.S. Bancorp ..........................................................                    1,618                   36,065
                                                                                                                          ----------
                                                                                                                             644,968
                                                                                                                          ----------
      Insurance - Life & Health - 8.44%
           AFLAC, INCORPORATED ...................................................                    3,300                  106,920
           Brown & Brown .........................................................                    2,500                  102,250
           CIGNA Corporation .....................................................                      800                   75,576
           Conseco, Inc. .........................................................                    5,600                   97,328
           StanCorp Financial Group, Inc. ........................................                    2,450                  112,896
           Torchmark Corporation .................................................                    2,980                  113,151
                                                                                                                          ----------
                                                                                                                             608,121
                                                                                                                          ----------


                                                                                                                         (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2001


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Insurance - Multiline - 16.37%
           Ambac Financial Group, Inc. ...........................................                    2,100               $  117,621
           American International Group, Inc. ....................................                    1,535                  124,335
           American National Insurance Company ...................................                    1,100                   80,729
           Arthur J. Gallagher & Co. .............................................                    4,200                  115,542
        (a)CNA Financial Corporation .............................................                    2,850                  113,373
           Loews Corporation .....................................................                    2,300                  158,677
           PartnerRe Ltd. ........................................................                    2,375                  127,656
           RenaissanceRe Holdings Ltd. ...........................................                    1,650                  113,273
           The PMI Group, Inc. ...................................................                    1,600                  111,104
           The St. Paul Companies, Inc. ..........................................                    2,300                  116,380
                                                                                                                          ----------
                                                                                                                           1,178,690
                                                                                                                          ----------
      Insurance - Property & Casualty - 8.75%
           Everest Re Group, Ltd. ................................................                    2,675                  181,659
           Fidelity National Financial, Inc. .....................................                    4,700                  107,160
           LandAmerica Financial Group, Inc. .....................................                    4,000                  114,200
           The Progressive Corporation ...........................................                      850                  111,418
           Wesco Financial Corporation ...........................................                      300                   95,370
           White Mountains Insurance Group Ltd. ..................................                       60                   20,760
                                                                                                                          ----------
                                                                                                                             630,567
                                                                                                                          ----------
      Metal Fabrication & Hardware - 0.11%
        (a)Mueller Industries, Inc. ..............................................                      240                    7,690
                                                                                                                          ----------

      Packaging & Containers - 0.22%
        (a)Sealed Air Corporation ................................................                      382                   15,857
                                                                                                                          ----------

      Publishing - Newspapers - 1.16%
           Gannett Co., Inc. .....................................................                      228                   15,112
           The Washington Post Company ...........................................                      118                   68,711
                                                                                                                          ----------
                                                                                                                              83,823
                                                                                                                          ----------
      Real Estate Investment Trusts - 1.36%
           First Industrial Realty Trust, Inc. ...................................                    1,025                   32,031
           HRPT Properties Trust .................................................                      375                    3,229
           Tanger Factory Outlet Centers, Inc. ...................................                    1,350                   30,334
           Town & Country Trust ..................................................                    1,650                   32,010
                                                                                                                          ----------
                                                                                                                              97,604
                                                                                                                          ----------
      Retail - Apparel - 0.26%
           The Gap, Inc. .........................................................                      600                   18,600
                                                                                                                          ----------

      Retail - Specialty Line - 1.30%
           The Sherwin-Williams Company ..........................................                    4,400                   93,896
                                                                                                                          ----------

      Telecommunications - 0.43%
           Shaw Communications Inc. ..............................................                    1,437                   30,608
                                                                                                                          ----------


                                                                                                                         (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2001


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Textiles - 2.67%
        (a)Mohawk Industries, Inc. ..........................................................         6,000               $  192,180
                                                                                                                          ----------

      Transportation - Miscellaneous - 1.10%
           GATX Corporation .................................................................         1,962                   79,029
                                                                                                                          ----------

      Utilities - Energy - 2.33%
           Duke Energy Corporation ..........................................................           900                   41,139
           FPL Group, Inc. ..................................................................         1,025                   59,655
           GPU, Inc. ........................................................................           430                   14,392
           Xcel Energy, Inc. ................................................................         1,750                   53,025
                                                                                                                          ----------
                                                                                                                             168,211
                                                                                                                          ----------

           Total Common Stocks (Cost $5,364,556) ..........................................................                5,801,001
                                                                                                                          ----------

INVESTMENT COMPANIES - 9.44%

      Evergreen Money Market Treasury Institutional Money
           Market Fund Institutional Service Shares .........................................       340,049                  340,049
      Evergreen Money Market Treasury Institutional Money
           Market Fund Institutional Select Shares ..........................................       340,049                  340,049
                                                                                                                          ----------

           Total Investment Companies (Cost $680,098) .....................................................                  680,098
                                                                                                                          ----------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                Interest             Maturity
                                                             Principal            Rate                 Date
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 11.14%

      United States Treasury Bill .....................      $808,000             0.000%             08/16/01                801,925
           (Cost $801,986)

Total Value of Investments (Cost $6,846,640 (b)) ............................................        101.13 %            $7,283,024
Liabilities In Excess of Other Assets .......................................................         (1.13)%               (81,058)
                                                                                                     ------              ----------
      Net Assets ............................................................................        100.00 %            $7,201,966
                                                                                                     ======              ==========

      (a) Non-income producing investment.

      (b) Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is  the  same.  Unrealized  appreciation/
          (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

           Unrealized appreciation ........................................................................              $  854,543
           Unrealized depreciation ........................................................................                (418,159)
                                                                                                                         ----------

                      Net unrealized appreciation .........................................................              $  436,384
                                                                                                                         ==========



See accompanying notes to financial statements


                                                             WISDOM FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                            May 31, 2001


ASSETS
      Investments, at value (cost $6,846,640) ...........................................................                 $7,283,024
      Income and other receivables ......................................................................                     10,874
      Receivable for fund shares sold ...................................................................                      2,724
      Other assets ......................................................................................                      3,906
      Due from advisor (note 2) .........................................................................                     15,865
                                                                                                                          ----------

           Total assets .................................................................................                  7,316,393
                                                                                                                          ----------

LIABILITIES
      Accrued expenses ..................................................................................                     22,636
      Disbursements in excess of cash on demand deposit .................................................                     91,791
                                                                                                                          ----------

           Total liabilities ............................................................................                    114,427
                                                                                                                          ----------

NET ASSETS ..............................................................................................                 $7,201,966
                                                                                                                          ==========

NET ASSETS CONSIST OF
      Paid-in capital ...................................................................................                 $6,691,685
      Undistributed net realized gain on investments ....................................................                     73,897
      Net unrealized appreciation on investments ........................................................                    436,384
                                                                                                                          ----------
                                                                                                                          $7,201,966
                                                                                                                          ==========

INSTITUTIONAL CLASS SHARES
      Net asset value, redemption and offering price per share
           ($3,164,763 / 293,164 shares) ................................................................                 $    10.80
                                                                                                                          ==========

INVESTOR CLASS SHARES
      Net asset value, redemption and offering price per share
           ($1,253,515 / 115,647 shares) ................................................................                 $    10.84
                                                                                                                          ==========
      Maximum offering price per share (100 / 94.25% of $10.84) .........................................                 $    11.50
                                                                                                                          ==========

CLASS B SHARES
      Net asset value, redemption and offering price per share
           ($1,796,569 / 165,249 shares) ................................................................                 $    10.87
                                                                                                                          ==========

CLASS C SHARES
      Net asset value, redemption and offering price per share
           ($987,119 / 90,497 shares) ...................................................................                 $    10.91
                                                                                                                          ==========







See accompanying notes to financial statements


                                                          WISDOM FUND

                                                    STATEMENT OF OPERATIONS

                                                    Year ended May 31, 2001


NET INVESTMENT INCOME

      Income
           Interest ........................................................................................              $  22,582
           Dividends .......................................................................................                 87,606
                                                                                                                          ---------

               Total income ................................................................................                110,188
                                                                                                                          ---------

      Expenses
           Investment advisory fees (note 2) ...............................................................                 30,031
           Fund administration fees (note 2) ...............................................................                  7,508
           Distribution and service fees - Investor Class Shares (note 3) ..................................                  1,686
           Distribution and service fees - Class B Shares (note 3) .........................................                 18,173
           Distribution and service fees - Class C Shares (note 3) .........................................                  5,312
           Custody fees ....................................................................................                  4,067
           Registration and filing administration fees (note 2) ............................................                  6,710
           Fund accounting fees (note 2) ...................................................................                 54,381
           Audit fees ......................................................................................                 13,583
           Legal fees ......................................................................................                 19,305
           Securities pricing fees .........................................................................                  3,396
           Shareholder recordkeeping fees (note 2) .........................................................                 24,750
           Other accounting fees (note 2) ..................................................................                  9,308
           Shareholder servicing expenses ..................................................................                  4,930
           Registration and filing expenses ................................................................                 12,756
           Printing expenses ...............................................................................                  4,276
           Trustee fees and meeting expenses ...............................................................                  2,410
           Other operating expenses ........................................................................                  4,000
                                                                                                                          ---------

               Total expenses ..............................................................................                226,582
                                                                                                                          ---------

           Less:
                    Expense reimbursements (note 2) ........................................................               (153,521)
                    Investment advisory fees waived (note 2) ...............................................                (30,031)
                                                                                                                          ---------

               Net expenses ................................................................................                 43,030
                                                                                                                          ---------

                    Net investment income ..................................................................                 67,158
                                                                                                                          ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions .......................................................                133,782
      Increase in unrealized appreciation on investments ...................................................                316,006
                                                                                                                          ---------

           Net realized and unrealized gain on investments .................................................                449,788
                                                                                                                          ---------

               Net increase in net assets resulting from operations ........................................              $ 516,946
                                                                                                                          =========



See accompanying notes to financial statements


                                                             WISDOM FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Year ended         Year ended
                                                                                                       May 31,            May 31,
                                                                                                        2001               2000
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS
     Operations
         Net investment income .............................................................         $    67,158        $    54,379
         Net realized gain (loss) from investment transactions .............................             133,782            (58,004)
         Increase in unrealized appreciation on investments ................................             316,006            123,160
                                                                                                     -----------        -----------
              Net increase in net assets resulting from operations .........................             516,946            119,535
                                                                                                     -----------        -----------

     Distributions to shareholders from
         Net investment income - Institutional Class Shares ................................             (46,816)           (45,278)
         Net investment income - Investor Class Shares .....................................              (8,233)            (5,847)
         Net investment income - Class B Shares ............................................             (10,164)            (2,809)
         Net investment income - Class C Shares ............................................              (2,176)              (226)
                                                                                                     -----------        -----------
              Decrease in net assets resulting from distributions ..........................             (67,389)           (54,160)
                                                                                                     -----------        -----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a) ..............           2,044,116          4,144,606
                                                                                                     -----------        -----------

                     Total increase in net assets ..........................................           2,493,673          4,209,981

NET ASSETS
     Beginning of year .....................................................................           4,708,293            498,312
                                                                                                     -----------        -----------

     End of year ...........................................................................         $ 7,201,966        $ 4,708,293
                                                                                                     ===========        ===========


(a) A summary of capital share activity follows:
                                                               ---------------------------------------------------------------------
                                                                         Year ended                            Year ended
                                                                        May 31, 2001                          May 31, 2000
                                                                 Shares              Value             Shares              Value
                                                               ---------------------------------------------------------------------
--------------------------------------------------------
               INSTITUTIONAL CLASS SHARES
--------------------------------------------------------
Shares sold ............................................            15,229        $   164,250            218,824        $ 2,185,791
Shares issued for reinvestment of distributions ........             4,121             46,817              4,701             45,278
Shares redeemed ........................................                 0                  0                  0                  0
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................            19,350        $   211,067            223,525        $ 2,231,069
                                                               ===========        ===========        ===========        ===========

--------------------------------------------------------
                 INVESTOR CLASS SHARES
--------------------------------------------------------
Shares sold ............................................            91,367        $   981,729             87,208        $   839,421
Shares issued for reinvestment of distributions ........               620              7,097                598              5,846
Shares redeemed ........................................           (42,417)          (438,259)           (21,739)          (200,724)
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................            49,570        $   550,567             66,067        $   644,543
                                                               ===========        ===========        ===========        ===========
--------------------------------------------------------
                    CLASS B SHARES
--------------------------------------------------------
Shares sold ............................................            96,792        $ 1,011,560            117,050        $ 1,100,100
Shares issued for reinvestment of distributions ........               445              5,128                 81                805
Shares redeemed ........................................           (49,119)          (527,706)                 0                  0
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................            48,118        $   488,982            117,131        $ 1,100,905
                                                               ===========        ===========        ===========        ===========
--------------------------------------------------------
                    CLASS C SHARES
--------------------------------------------------------
Shares sold ............................................            74,463        $   808,411             17,347        $   167,863
Shares issued for reinvestment of distributions ........               191              2,176                 22                226
Shares redeemed ........................................            (1,525)           (17,087)                 0                  0
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................            73,129        $   793,500             17,369        $   168,089
                                                               ===========        ===========        ===========        ===========
--------------------------------------------------------
                     Fund Summary
--------------------------------------------------------
Shares sold ............................................           277,851        $ 2,965,950            440,429        $ 4,293,175
Shares issued for reinvestment of distributions ........             5,377             61,218              5,402             52,155
Shares redeemed ........................................           (93,061)          (983,052)           (21,739)          (200,724)
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................           190,167        $ 2,044,116            424,092        $ 4,144,606
                                                               ===========        ===========        ===========        ===========




See accompanying notes to financial statements


                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                     INSTITUTIONAL CLASS SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                                             Year ended          Year ended         Period ended
                                                                               May 31,             May 31,             May 31,
                                                                                2001                2000              1999 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ..................................      $     9.90          $     9.91          $    10.00

     Income (loss) from investment operations
         Net investment income ........................................            0.17                0.18                0.04
         Net realized and unrealized gain (loss) on investments .......            0.90               (0.01)              (0.09)
                                                                             ----------          ----------          ----------

             Total from investment operations .........................            1.07                0.17               (0.05)
                                                                             ----------          ----------          ----------

     Distributions to shareholders from
         Net investment income ........................................           (0.17)              (0.18)              (0.04)
                                                                             ----------          ----------          ----------

Net asset value, end of period ........................................      $    10.80          $     9.90          $     9.91
                                                                             ==========          ==========          ==========

Total return ..........................................................           10.70 %              1.64 %             (0.45)%
                                                                             ==========          ==========          ==========

Ratios/supplemental data
     Net assets, end of period ........................................      $3,164,763          $2,710,312          $  498,213
                                                                             ==========          ==========          ==========

     Ratio of expenses to average net assets
         Before expense reimbursements and waived fees ................            3.30 %              5.05 %             23.94 %(b)
         After expense reimbursements and waived fees .................            0.26 %              0.00 %              0.00 %(b)

     Ratio of net investment (loss) income to average net assets
         Before expense reimbursements and waived fees ................           (1.47)%             (2.87)%            (22.69)%(b)
         After expense reimbursements and waived fees .................            1.57 %              2.18 %              1.26 %(b)

     Portfolio turnover rate ..........................................           15.46 %             41.69 %              7.04 %







(a) For the period from February 16, 1999 (commencement of operations) to May 31, 1999.
(b) Annualized.









See accompanying notes to financial statements                                                                           (Continued)


                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                        INVESTOR CLASS SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                                             Year ended          Year ended         Period ended
                                                                               May 31,             May 31,             May 31,
                                                                                2001                2000              1999 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ....................................    $     9.93          $     9.92          $    10.00

     Income (loss) from investment operations
         Net investment income ..........................................          0.13                0.12                0.02
         Net realized and unrealized gain (loss) on investments .........          0.91                0.01               (0.08)
                                                                             ----------          ----------          ----------

             Total from investment operations ...........................          1.04                0.13               (0.06)
                                                                             ----------          ----------          ----------

     Distributions to shareholders from
         Net investment income ..........................................         (0.13)              (0.12)              (0.02)
                                                                             ----------          ----------          ----------

Net asset value, end of period ..........................................    $    10.84          $     9.93          $     9.92
                                                                             ==========          ==========          ==========

Total return (c) ........................................................         10.41 %              1.36 %             (0.58)%
                                                                             ==========          ==========          ==========

Ratios/supplemental data
     Net assets, end of period ..........................................    $1,253,515          $  656,212          $       99
                                                                             ==========          ==========          ==========

     Ratio of expenses to average net assets
         Before expense reimbursements and waived fees ..................          3.86 %              4.29 %             15.49 %(b)
         After expense reimbursements and waived fees ...................          0.68 %              0.25 %              0.00 %(b)

     Ratio of net investment (loss) income to average net assets
         Before expense reimbursements and waived fees ..................         (1.97)%             (1.96)%            (14.68)%(b)
         After expense reimbursements and waived fees ...................          1.21 %              2.08 %              0.81 %(b)

     Portfolio turnover rate ............................................         15.46 %             41.69 %              7.04 %






(a) For the period from February 16, 1999 (commencement of operations) to May 31, 1999.
(b) Annualized.
(c) Total return does not reflect payment of a sales charge.








See accompanying notes to financial statements                                                                           (Continued)


                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           CLASS B SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             Year ended           Period ended
                                                                                               May 31,               May 31,
                                                                                                2001                2000 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ..........................................              $      9.97           $     10.20

      Income (loss) from investment operations
           Net investment income ..............................................                     0.06                  0.04
           Net realized and unrealized gain (loss) on investments .............                     0.90                 (0.23)
                                                                                             -----------           -----------

               Total from investment operations ...............................                     0.96                 (0.19)
                                                                                             -----------           -----------

      Distributions to shareholders from
           Net investment income ..............................................                    (0.06)                (0.04)
                                                                                             -----------           -----------

Net asset value, end of period ................................................              $     10.87           $      9.97
                                                                                             ===========           ===========

Total return (c) ..............................................................                     9.60 %               (1.85)%
                                                                                             ===========           ===========

Ratios/supplemental data
      Net assets, end of period ...............................................              $ 1,796,569           $ 1,168,374
                                                                                             ===========           ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ......................                     4.33 %                4.09 % (b)
           After expense reimbursements and waived fees .......................                     1.28 %                1.00 % (b)

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ......................                    (2.50)%               (1.78)% (b)
           After expense reimbursements and waived fees .......................                     0.56 %                1.31 % (b)

      Portfolio turnover rate .................................................                    15.46 %               41.69 %







(a) For the period from November 16, 1999 (commencement of operations) to May 31, 2000.
(b) Annualized.
(c) Total return does not reflect payment of a sales charge.








See accompanying notes to financial statements                                                                           (Continued)


                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           CLASS C SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Year ended        Period ended
                                                                                                   May 31,            May 31,
                                                                                                    2001             2000 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ......................................................      $    9.98           $   10.20

      Income (loss) from investment operations
           Net investment income ..........................................................           0.03                0.03
           Net realized and unrealized gain (loss) on investments .........................           0.93               (0.22)
                                                                                                 ---------           ---------

               Total from investment operations ...........................................           0.96               (0.19)
                                                                                                 ---------           ---------

      Distributions to shareholders from
           Net investment income ..........................................................          (0.03)              (0.03)
                                                                                                 ---------           ---------

Net asset value, end of period ............................................................      $   10.91           $    9.98
                                                                                                 =========           =========

Total return (c) ..........................................................................           9.64 %             (1.86)%
                                                                                                 =========           =========

Ratios/supplemental data
      Net assets, end of period ...........................................................      $ 987,119           $ 173,395
                                                                                                 =========           =========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ..................................           4.44 %              4.07 % (b)
           After expense reimbursements and waived fees ...................................           1.41 %              1.00 % (b)

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ..................................          (2.62)%             (1.77)% (b)
           After expense reimbursements and waived fees ...................................           0.40 %              1.30 % (b)

      Portfolio turnover rate .............................................................          15.46 %             41.69 %






(a) For the period from November 16, 1999 (commencement of operations) to May 31, 2000.
(b) Annualized.
(c) Total return does not reflect payment of a sales charge.







See accompanying notes to financial statements


                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2001



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Wisdom Fund (the "Fund"), an open-ended investment company, is a diversified series of shares of beneficial interest of the New Providence Investment Trust (the "Trust"). The Trust was organized on July 9, 1997 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended. The Fund began operations on February 16, 1999. The investment objective of the Fund is to seek maximum total return consisting of any combination of capital appreciation, realized and unrealized, and income under the constantly varying market conditions. The Board of Trustees of the Trust approved on October 7, 1999, a plan to authorize two new classes of shares designated as Class B Shares and Class C Shares. On November 16, 1999, the Class B Shares and Class C Shares became effective. The Fund has an unlimited number of authorized shares, which are divided into four classes - Institutional Class Shares, Investor Class Shares, Class B shares and Class C shares.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are not attributable to the Institutional Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.


                                                                     (Continued)

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2001



                  As a result of the Fund's operating net investment loss, a reclassification adjustment of $12 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and to decrease net realized gains.

         C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trust's Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending May 31.

         E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant  to  an  investment  advisory  agreement,  Atlanta  Investment
         Council, LLC (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.50% of the first $500 million of the Fund's average daily net assets and 0.40% of all assets over $500 million.

         The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.15% of the average daily net assets of the Fund's Institutional Class, a maximum of 1.40% of the average daily net assets of the Fund's Investor Class, and a maximum of 2.15% of the average daily net assets of the Fund's Class B and Class C Shares. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $30,031 ($0.05 per share) and reimbursed $153,521 of the operating expenses incurred by the Fund for the year ended May 31, 2001.

         The Fund's administrator, The Nottingham Management Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.100% of the next $50 million, and 0.075% of average daily net assets over $100 million. From April 1, 2000 to October 31, 2000, the Administrator also received a monthly fee of $2,000 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares.


                                                                     (Continued)

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2001



         Beginning November 1, 2000, this fee was adjusted to $2,250 per month and $750 for each additional class, plus 0.01% of the average annual net assets. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $2,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

         NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each Shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended May 31, 2001, the Distributor retained sales charges in the amount of $4,186.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Board of Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Shares, Class B Shares, and Class C Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the Investor Class Shares' average daily net assets or 1.00% per annum of the Class B Shares or Class C Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares, Class B Shares and Class C Shares in the Fund or support servicing of those classes' shareholder accounts. The Fund incurred $18,173, $5,312 and $1,686, in distribution and service fees under the Plan with respect to Class B Shares, Class C Shares and Investor Class Shares, respectively, for the fiscal year ended May 31, 2001.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $3,189,122 and $699,539, respectively, for the fiscal year ended May 31, 2001.

INDEPENDENT AUDITORS' REPORT


To the Board of Trustees and Shareholders of New Providence Investment Trust and Shareholders of Wisdom Fund:

We have audited the accompanying statement of assets and liabilities of Wisdom Fund, including the portfolio of investments, as of May 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended May 31, 2001 and 2000, and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of May 31, 2001, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Wisdom Fund as of May 31, 2001, the results of its operations for the year ended, and the changes in its net assets and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.



/s/ Deloitte & Touche LLP

Deloitte & Touche LLP

New York, New York
June 29, 2001

                   (This page was intentionally left blank.)

________________________________________________________________________________


                                   WISDOM FUND

________________________________________________________________________________

                 a series of the New Providence Investment Trust
























                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                    or accompanied by a current prospectus.

________________________________________________________________________________


                                   WISDOM FUND

________________________________________________________________________________

                 a series of the New Providence Investment Trust



                                 CLASS B SHARES


                                  ANNUAL REPORT


                         FOR THE YEAR ENDED MAY 31, 2001




                               INVESTMENT ADVISOR
                         Atlanta Investment Counsel, LLC
                            2771 Carmon-on-Wesley, NW
                                    Suite 100
                             Atlanta, Georgia 30327


                                   WISDOM FUND
                            116 South Franklin Street
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069
                                 1-800-525-3863




This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wisdom Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund's distributor for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., P.O. Box 4365, Rocky Mount, NC 27803, Phone 1-800-773-3863

                                   Wisdom Fund
                               Semi-Annual Report
                                  July 1, 2001

Benjamin Graham, the pioneer of value investing, wrote in the introduction to the fourth edition of his book " The Intelligent Investor":

"The art of investment has one characteristic that is generally not appreciated. A creditable, if unspectacular, result can be achieved by the lay investor with a minimum of effort and capability, but to improve this easily attainable standard requires much application and more than a trace of Wisdom."

Websters dictionary refers to three key terms in its definition of wisdom; knowledge, insight and judgment. Value investing is based upon the underlying premise that one should invest in securities in the same fashion that a prudent person would invest in a business. We believe that the persistent pursuit of knowledge and insight about the companies in which we invest is the only way that we can exercise appropriate judgment for our shareholders.

Like Warren Buffett, we ask ourselves these two questions:

o  Is this a business which we would like to own?
o  At what price would we be willing to buy this business?

This investment philosophy can also be defined as buying " Good Businesses with Good Management at Attractive Prices." This means gathering knowledge to find specific businesses where we believe their value is significantly greater than what is reflected in their stock prices, purchasing such undervalued stocks for our Fund, and then hoping we are both right and eventually rewarded for correct judgment.

Since the Wisdom Fund is considered a "Value fund", I feel it is appropriate to discuss the recent performance of value vs. growth. Value stock returns continue the dominance that started in March of 2000, a time when value strategies were thought of by some investors as outdated. Since March of 2000, large cap value stocks have reversed four years of prior growth outperformance. (advisorintelligence.com-Growth vs. Value, 6-20-01).

Clearly the bloom is off the rose of tech and growth stocks. Even with the huge value outperformance of the last year, the value opportunity still looks superior to growth in all market-cap segments. Though we believe value investing looks better than growth, no area of the stock market has priced in a recession. If the economy continues to slow to lower levels of growth, value stocks will not be immune to declines that growth stocks will face. Because of the valuation advantage and better sentiment at present, we believe value is likely to outperform in a declining market.

In summary, the persistent pursuit of knowledge and insight, and the consistent application of rational business judgment are clearly required components of any successful long-term investment program. Wisdom Fund's investment philosophy also provides the complementary components of patience, discipline and integrity. We believe that we can continue to achieve results that meet our clients' objectives.

C. Douglas Davenport, J.D.
Portfolio Manager



--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Fund and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates.
--------------------------------------------------------------------------------

                                   WISDOM FUND

                                 CLASS B SHARES

                     Performance Update - $10,000 Investment
       For the period from November 16, 1999 (Commencement of Operations)
                                 to May 31, 2001


[Line Graph Here]:

--------------------------------------------------------------------------------
                    Wisdom Fund -                  S&P 500 Total
                   Class C Shares                  Return Index
--------------------------------------------------------------------------------
11/16/99              $10,000                        $10,000
02/29/00                8,613                          9,655
05/31/00                9,815                         10,070
08/31/00               10,307                         10,787
11/30/00               11,164                          9,373
02/28/01               10,841                          8,863
05/31/01               10,357                          9,007


This graph depicts the performance of the Wisdom Fund - Class B Shares versus the S&P 500 Total Return Index. It is important to note that the Wisdom Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns

      ------------------------------ -------------- ---------------------
                                                        Since 11/16/99
                                        One Year        (Commencement
                                                        of Operations)
      ------------------------------ -------------- ---------------------
             No Sales Charges             9.60%             4.85%
      ------------------------------ -------------- ---------------------
          4% Maximum Sales Charge         5.60%             2.30%
      ------------------------------ -------------- ---------------------


>> The graph assumes an initial $10,000 investment at November 16, 1999 (commencement of operations) and reflects the deduction of the maximum contingent deferred sales charge ("CDSC"), taken on the last day of the most recently completed fiscal year. The CDSC for the Class B Shares declines from 4% to 0% over seven years; and the Class B Shares are converted to Investor Class Shares of the Wisdom Fund after eight years, without the imposition of any sales charges. All dividends and distributions are reinvested.

>> At May 31, 2001, the value of the Wisdom Fund - Class B Shares would have increased to $10,357 - a cumulative total investment return of 3.57% since November 16, 1999. Without the deduction of the 4% maximum CDSC, the value of the Wisdom Fund - Class B Shares would have increased to $10,757 - a cumulative total investment return of 7.57% since November 16, 1999. The CDSC may be waived or reduced under certain circumstances.

>> At May 31, 2001, a similar investment in the S&P 500 Total Return Index would have decreased to $9,007 - a cumulative total investment return of (9.93)% since November 16, 1999.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2001


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 80.55%

      Apparel Manufacturing - 1.26%
        (a)Jones Apparel Group, Inc. .............................................                    2,050               $   90,487
                                                                                                                          ----------

      Beverages - 12.16%
           The Coca-Cola Company .................................................                   18,450                  876,006
                                                                                                                          ----------

      Building Materials - 1.20%
           Lowe's Companies, Inc. ................................................                      280                   19,468
           USG Corporation .......................................................                    7,900                   67,150
                                                                                                                          ----------
                                                                                                                              86,618
                                                                                                                          ----------
      Chemicals - 0.72%
           Great Lakes Chemicals Corporation .....................................                    1,510                   51,733
                                                                                                                          ----------

      Commercial Services - 3.41%
           First American Corporation ............................................                    5,600                  114,128
           H&R Block, Inc. .......................................................                      540                   32,206
           Moody's Corporation ...................................................                    3,100                   99,448
                                                                                                                          ----------
                                                                                                                             245,782
                                                                                                                          ----------
      Computer Software & Services - 0.46%
           First Data Corporation ................................................                      500                   32,805
                                                                                                                          ----------

      Cosmetics & Personal Care - 2.82%
           The Gillette Company ..................................................                    7,030                  203,167
                                                                                                                          ----------

      Financial - Banks, Money Center - 5.06%
           Citigroup Inc. ........................................................                      345                   17,681
           MGIC Investment Corporation ...........................................                    1,350                   95,000
           Wells Fargo & Company .................................................                    5,350                  251,878
                                                                                                                          ----------
                                                                                                                             364,559
                                                                                                                          ----------
      Financial Services - 8.96%
           American Express Company ..............................................                   12,950                  545,066
           SunTrust Banks, Inc. ..................................................                      360                   22,111
        (a)The New Dun & Bradstreet Corporation ..................................                    1,550                   41,726
           U.S. Bancorp ..........................................................                    1,618                   36,065
                                                                                                                          ----------
                                                                                                                             644,968
                                                                                                                          ----------
      Insurance - Life & Health - 8.44%
           AFLAC, INCORPORATED ...................................................                    3,300                  106,920
           Brown & Brown .........................................................                    2,500                  102,250
           CIGNA Corporation .....................................................                      800                   75,576
           Conseco, Inc. .........................................................                    5,600                   97,328
           StanCorp Financial Group, Inc. ........................................                    2,450                  112,896
           Torchmark Corporation .................................................                    2,980                  113,151
                                                                                                                          ----------
                                                                                                                             608,121
                                                                                                                          ----------


                                                                                                                         (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2001


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Insurance - Multiline - 16.37%
           Ambac Financial Group, Inc. ...........................................                    2,100               $  117,621
           American International Group, Inc. ....................................                    1,535                  124,335
           American National Insurance Company ...................................                    1,100                   80,729
           Arthur J. Gallagher & Co. .............................................                    4,200                  115,542
        (a)CNA Financial Corporation .............................................                    2,850                  113,373
           Loews Corporation .....................................................                    2,300                  158,677
           PartnerRe Ltd. ........................................................                    2,375                  127,656
           RenaissanceRe Holdings Ltd. ...........................................                    1,650                  113,273
           The PMI Group, Inc. ...................................................                    1,600                  111,104
           The St. Paul Companies, Inc. ..........................................                    2,300                  116,380
                                                                                                                          ----------
                                                                                                                           1,178,690
                                                                                                                          ----------
      Insurance - Property & Casualty - 8.75%
           Everest Re Group, Ltd. ................................................                    2,675                  181,659
           Fidelity National Financial, Inc. .....................................                    4,700                  107,160
           LandAmerica Financial Group, Inc. .....................................                    4,000                  114,200
           The Progressive Corporation ...........................................                      850                  111,418
           Wesco Financial Corporation ...........................................                      300                   95,370
           White Mountains Insurance Group Ltd. ..................................                       60                   20,760
                                                                                                                          ----------
                                                                                                                             630,567
                                                                                                                          ----------
      Metal Fabrication & Hardware - 0.11%
        (a)Mueller Industries, Inc. ..............................................                      240                    7,690
                                                                                                                          ----------

      Packaging & Containers - 0.22%
        (a)Sealed Air Corporation ................................................                      382                   15,857
                                                                                                                          ----------

      Publishing - Newspapers - 1.16%
           Gannett Co., Inc. .....................................................                      228                   15,112
           The Washington Post Company ...........................................                      118                   68,711
                                                                                                                          ----------
                                                                                                                              83,823
                                                                                                                          ----------
      Real Estate Investment Trusts - 1.36%
           First Industrial Realty Trust, Inc. ...................................                    1,025                   32,031
           HRPT Properties Trust .................................................                      375                    3,229
           Tanger Factory Outlet Centers, Inc. ...................................                    1,350                   30,334
           Town & Country Trust ..................................................                    1,650                   32,010
                                                                                                                          ----------
                                                                                                                              97,604
                                                                                                                          ----------
      Retail - Apparel - 0.26%
           The Gap, Inc. .........................................................                      600                   18,600
                                                                                                                          ----------

      Retail - Specialty Line - 1.30%
           The Sherwin-Williams Company ..........................................                    4,400                   93,896
                                                                                                                          ----------

      Telecommunications - 0.43%
           Shaw Communications Inc. ..............................................                    1,437                   30,608
                                                                                                                          ----------


                                                                                                                         (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2001


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Textiles - 2.67%
        (a)Mohawk Industries, Inc. ..........................................................         6,000               $  192,180
                                                                                                                          ----------

      Transportation - Miscellaneous - 1.10%
           GATX Corporation .................................................................         1,962                   79,029
                                                                                                                          ----------

      Utilities - Energy - 2.33%
           Duke Energy Corporation ..........................................................           900                   41,139
           FPL Group, Inc. ..................................................................         1,025                   59,655
           GPU, Inc. ........................................................................           430                   14,392
           Xcel Energy, Inc. ................................................................         1,750                   53,025
                                                                                                                          ----------
                                                                                                                             168,211
                                                                                                                          ----------

           Total Common Stocks (Cost $5,364,556) ..........................................................                5,801,001
                                                                                                                          ----------

INVESTMENT COMPANIES - 9.44%

      Evergreen Money Market Treasury Institutional Money
           Market Fund Institutional Service Shares .........................................       340,049                  340,049
      Evergreen Money Market Treasury Institutional Money
           Market Fund Institutional Select Shares ..........................................       340,049                  340,049
                                                                                                                          ----------

           Total Investment Companies (Cost $680,098) .....................................................                  680,098
                                                                                                                          ----------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                Interest             Maturity
                                                             Principal            Rate                 Date
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 11.14%

      United States Treasury Bill .....................      $808,000             0.000%             08/16/01                801,925
           (Cost $801,986)

Total Value of Investments (Cost $6,846,640 (b)) ............................................        101.13 %            $7,283,024
Liabilities In Excess of Other Assets .......................................................         (1.13)%               (81,058)
                                                                                                     ------              ----------
      Net Assets ............................................................................        100.00 %            $7,201,966
                                                                                                     ======              ==========

      (a) Non-income producing investment.

      (b) Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is  the  same.  Unrealized  appreciation/
          (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

           Unrealized appreciation ........................................................................              $  854,543
           Unrealized depreciation ........................................................................                (418,159)
                                                                                                                         ----------

                      Net unrealized appreciation .........................................................              $  436,384
                                                                                                                         ==========



See accompanying notes to financial statements


                                                             WISDOM FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                            May 31, 2001


ASSETS
      Investments, at value (cost $6,846,640) ...........................................................                 $7,283,024
      Income and other receivables ......................................................................                     10,874
      Receivable for fund shares sold ...................................................................                      2,724
      Other assets ......................................................................................                      3,906
      Due from advisor (note 2) .........................................................................                     15,865
                                                                                                                          ----------

           Total assets .................................................................................                  7,316,393
                                                                                                                          ----------

LIABILITIES
      Accrued expenses ..................................................................................                     22,636
      Disbursements in excess of cash on demand deposit .................................................                     91,791
                                                                                                                          ----------

           Total liabilities ............................................................................                    114,427
                                                                                                                          ----------

NET ASSETS ..............................................................................................                 $7,201,966
                                                                                                                          ==========

NET ASSETS CONSIST OF
      Paid-in capital ...................................................................................                 $6,691,685
      Undistributed net realized gain on investments ....................................................                     73,897
      Net unrealized appreciation on investments ........................................................                    436,384
                                                                                                                          ----------
                                                                                                                          $7,201,966
                                                                                                                          ==========

INSTITUTIONAL CLASS SHARES
      Net asset value, redemption and offering price per share
           ($3,164,763 / 293,164 shares) ................................................................                 $    10.80
                                                                                                                          ==========

INVESTOR CLASS SHARES
      Net asset value, redemption and offering price per share
           ($1,253,515 / 115,647 shares) ................................................................                 $    10.84
                                                                                                                          ==========
      Maximum offering price per share (100 / 94.25% of $10.84) .........................................                 $    11.50
                                                                                                                          ==========

CLASS B SHARES
      Net asset value, redemption and offering price per share
           ($1,796,569 / 165,249 shares) ................................................................                 $    10.87
                                                                                                                          ==========

CLASS C SHARES
      Net asset value, redemption and offering price per share
           ($987,119 / 90,497 shares) ...................................................................                 $    10.91
                                                                                                                          ==========







See accompanying notes to financial statements


                                                          WISDOM FUND

                                                    STATEMENT OF OPERATIONS

                                                    Year ended May 31, 2001


NET INVESTMENT INCOME

      Income
           Interest ........................................................................................              $  22,582
           Dividends .......................................................................................                 87,606
                                                                                                                          ---------

               Total income ................................................................................                110,188
                                                                                                                          ---------

      Expenses
           Investment advisory fees (note 2) ...............................................................                 30,031
           Fund administration fees (note 2) ...............................................................                  7,508
           Distribution and service fees - Investor Class Shares (note 3) ..................................                  1,686
           Distribution and service fees - Class B Shares (note 3) .........................................                 18,173
           Distribution and service fees - Class C Shares (note 3) .........................................                  5,312
           Custody fees ....................................................................................                  4,067
           Registration and filing administration fees (note 2) ............................................                  6,710
           Fund accounting fees (note 2) ...................................................................                 54,381
           Audit fees ......................................................................................                 13,583
           Legal fees ......................................................................................                 19,305
           Securities pricing fees .........................................................................                  3,396
           Shareholder recordkeeping fees (note 2) .........................................................                 24,750
           Other accounting fees (note 2) ..................................................................                  9,308
           Shareholder servicing expenses ..................................................................                  4,930
           Registration and filing expenses ................................................................                 12,756
           Printing expenses ...............................................................................                  4,276
           Trustee fees and meeting expenses ...............................................................                  2,410
           Other operating expenses ........................................................................                  4,000
                                                                                                                          ---------

               Total expenses ..............................................................................                226,582
                                                                                                                          ---------

           Less:
                    Expense reimbursements (note 2) ........................................................               (153,521)
                    Investment advisory fees waived (note 2) ...............................................                (30,031)
                                                                                                                          ---------

               Net expenses ................................................................................                 43,030
                                                                                                                          ---------

                    Net investment income ..................................................................                 67,158
                                                                                                                          ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions .......................................................                133,782
      Increase in unrealized appreciation on investments ...................................................                316,006
                                                                                                                          ---------

           Net realized and unrealized gain on investments .................................................                449,788
                                                                                                                          ---------

               Net increase in net assets resulting from operations ........................................              $ 516,946
                                                                                                                          =========



See accompanying notes to financial statements


                                                             WISDOM FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Year ended         Year ended
                                                                                                       May 31,            May 31,
                                                                                                        2001               2000
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS
     Operations
         Net investment income .............................................................         $    67,158        $    54,379
         Net realized gain (loss) from investment transactions .............................             133,782            (58,004)
         Increase in unrealized appreciation on investments ................................             316,006            123,160
                                                                                                     -----------        -----------
              Net increase in net assets resulting from operations .........................             516,946            119,535
                                                                                                     -----------        -----------

     Distributions to shareholders from
         Net investment income - Institutional Class Shares ................................             (46,816)           (45,278)
         Net investment income - Investor Class Shares .....................................              (8,233)            (5,847)
         Net investment income - Class B Shares ............................................             (10,164)            (2,809)
         Net investment income - Class C Shares ............................................              (2,176)              (226)
                                                                                                     -----------        -----------
              Decrease in net assets resulting from distributions ..........................             (67,389)           (54,160)
                                                                                                     -----------        -----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a) ..............           2,044,116          4,144,606
                                                                                                     -----------        -----------

                     Total increase in net assets ..........................................           2,493,673          4,209,981

NET ASSETS
     Beginning of year .....................................................................           4,708,293            498,312
                                                                                                     -----------        -----------

     End of year ...........................................................................         $ 7,201,966        $ 4,708,293
                                                                                                     ===========        ===========


(a) A summary of capital share activity follows:
                                                               ---------------------------------------------------------------------
                                                                         Year ended                            Year ended
                                                                        May 31, 2001                          May 31, 2000
                                                                 Shares              Value             Shares              Value
                                                               ---------------------------------------------------------------------
--------------------------------------------------------
               INSTITUTIONAL CLASS SHARES
--------------------------------------------------------
Shares sold ............................................            15,229        $   164,250            218,824        $ 2,185,791
Shares issued for reinvestment of distributions ........             4,121             46,817              4,701             45,278
Shares redeemed ........................................                 0                  0                  0                  0
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................            19,350        $   211,067            223,525        $ 2,231,069
                                                               ===========        ===========        ===========        ===========

--------------------------------------------------------
                 INVESTOR CLASS SHARES
--------------------------------------------------------
Shares sold ............................................            91,367        $   981,729             87,208        $   839,421
Shares issued for reinvestment of distributions ........               620              7,097                598              5,846
Shares redeemed ........................................           (42,417)          (438,259)           (21,739)          (200,724)
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................            49,570        $   550,567             66,067        $   644,543
                                                               ===========        ===========        ===========        ===========
--------------------------------------------------------
                    CLASS B SHARES
--------------------------------------------------------
Shares sold ............................................            96,792        $ 1,011,560            117,050        $ 1,100,100
Shares issued for reinvestment of distributions ........               445              5,128                 81                805
Shares redeemed ........................................           (49,119)          (527,706)                 0                  0
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................            48,118        $   488,982            117,131        $ 1,100,905
                                                               ===========        ===========        ===========        ===========
--------------------------------------------------------
                    CLASS C SHARES
--------------------------------------------------------
Shares sold ............................................            74,463        $   808,411             17,347        $   167,863
Shares issued for reinvestment of distributions ........               191              2,176                 22                226
Shares redeemed ........................................            (1,525)           (17,087)                 0                  0
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................            73,129        $   793,500             17,369        $   168,089
                                                               ===========        ===========        ===========        ===========
--------------------------------------------------------
                     Fund Summary
--------------------------------------------------------
Shares sold ............................................           277,851        $ 2,965,950            440,429        $ 4,293,175
Shares issued for reinvestment of distributions ........             5,377             61,218              5,402             52,155
Shares redeemed ........................................           (93,061)          (983,052)           (21,739)          (200,724)
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................           190,167        $ 2,044,116            424,092        $ 4,144,606
                                                               ===========        ===========        ===========        ===========




See accompanying notes to financial statements


                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                     INSTITUTIONAL CLASS SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                                             Year ended          Year ended         Period ended
                                                                               May 31,             May 31,             May 31,
                                                                                2001                2000              1999 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ..................................      $     9.90          $     9.91          $    10.00

     Income (loss) from investment operations
         Net investment income ........................................            0.17                0.18                0.04
         Net realized and unrealized gain (loss) on investments .......            0.90               (0.01)              (0.09)
                                                                             ----------          ----------          ----------

             Total from investment operations .........................            1.07                0.17               (0.05)
                                                                             ----------          ----------          ----------

     Distributions to shareholders from
         Net investment income ........................................           (0.17)              (0.18)              (0.04)
                                                                             ----------          ----------          ----------

Net asset value, end of period ........................................      $    10.80          $     9.90          $     9.91
                                                                             ==========          ==========          ==========

Total return ..........................................................           10.70 %              1.64 %             (0.45)%
                                                                             ==========          ==========          ==========

Ratios/supplemental data
     Net assets, end of period ........................................      $3,164,763          $2,710,312          $  498,213
                                                                             ==========          ==========          ==========

     Ratio of expenses to average net assets
         Before expense reimbursements and waived fees ................            3.30 %              5.05 %             23.94 %(b)
         After expense reimbursements and waived fees .................            0.26 %              0.00 %              0.00 %(b)

     Ratio of net investment (loss) income to average net assets
         Before expense reimbursements and waived fees ................           (1.47)%             (2.87)%            (22.69)%(b)
         After expense reimbursements and waived fees .................            1.57 %              2.18 %              1.26 %(b)

     Portfolio turnover rate ..........................................           15.46 %             41.69 %              7.04 %







(a) For the period from February 16, 1999 (commencement of operations) to May 31, 1999.
(b) Annualized.









See accompanying notes to financial statements                                                                           (Continued)


                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                        INVESTOR CLASS SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                                             Year ended          Year ended         Period ended
                                                                               May 31,             May 31,             May 31,
                                                                                2001                2000              1999 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ....................................    $     9.93          $     9.92          $    10.00

     Income (loss) from investment operations
         Net investment income ..........................................          0.13                0.12                0.02
         Net realized and unrealized gain (loss) on investments .........          0.91                0.01               (0.08)
                                                                             ----------          ----------          ----------

             Total from investment operations ...........................          1.04                0.13               (0.06)
                                                                             ----------          ----------          ----------

     Distributions to shareholders from
         Net investment income ..........................................         (0.13)              (0.12)              (0.02)
                                                                             ----------          ----------          ----------

Net asset value, end of period ..........................................    $    10.84          $     9.93          $     9.92
                                                                             ==========          ==========          ==========

Total return (c) ........................................................         10.41 %              1.36 %             (0.58)%
                                                                             ==========          ==========          ==========

Ratios/supplemental data
     Net assets, end of period ..........................................    $1,253,515          $  656,212          $       99
                                                                             ==========          ==========          ==========

     Ratio of expenses to average net assets
         Before expense reimbursements and waived fees ..................          3.86 %              4.29 %             15.49 %(b)
         After expense reimbursements and waived fees ...................          0.68 %              0.25 %              0.00 %(b)

     Ratio of net investment (loss) income to average net assets
         Before expense reimbursements and waived fees ..................         (1.97)%             (1.96)%            (14.68)%(b)
         After expense reimbursements and waived fees ...................          1.21 %              2.08 %              0.81 %(b)

     Portfolio turnover rate ............................................         15.46 %             41.69 %              7.04 %






(a) For the period from February 16, 1999 (commencement of operations) to May 31, 1999.
(b) Annualized.
(c) Total return does not reflect payment of a sales charge.








See accompanying notes to financial statements                                                                           (Continued)


                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           CLASS B SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             Year ended           Period ended
                                                                                               May 31,               May 31,
                                                                                                2001                2000 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ..........................................              $      9.97           $     10.20

      Income (loss) from investment operations
           Net investment income ..............................................                     0.06                  0.04
           Net realized and unrealized gain (loss) on investments .............                     0.90                 (0.23)
                                                                                             -----------           -----------

               Total from investment operations ...............................                     0.96                 (0.19)
                                                                                             -----------           -----------

      Distributions to shareholders from
           Net investment income ..............................................                    (0.06)                (0.04)
                                                                                             -----------           -----------

Net asset value, end of period ................................................              $     10.87           $      9.97
                                                                                             ===========           ===========

Total return (c) ..............................................................                     9.60 %               (1.85)%
                                                                                             ===========           ===========

Ratios/supplemental data
      Net assets, end of period ...............................................              $ 1,796,569           $ 1,168,374
                                                                                             ===========           ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ......................                     4.33 %                4.09 % (b)
           After expense reimbursements and waived fees .......................                     1.28 %                1.00 % (b)

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ......................                    (2.50)%               (1.78)% (b)
           After expense reimbursements and waived fees .......................                     0.56 %                1.31 % (b)

      Portfolio turnover rate .................................................                    15.46 %               41.69 %







(a) For the period from November 16, 1999 (commencement of operations) to May 31, 2000.
(b) Annualized.
(c) Total return does not reflect payment of a sales charge.








See accompanying notes to financial statements                                                                           (Continued)


                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           CLASS C SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Year ended        Period ended
                                                                                                   May 31,            May 31,
                                                                                                    2001             2000 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ......................................................      $    9.98           $   10.20

      Income (loss) from investment operations
           Net investment income ..........................................................           0.03                0.03
           Net realized and unrealized gain (loss) on investments .........................           0.93               (0.22)
                                                                                                 ---------           ---------

               Total from investment operations ...........................................           0.96               (0.19)
                                                                                                 ---------           ---------

      Distributions to shareholders from
           Net investment income ..........................................................          (0.03)              (0.03)
                                                                                                 ---------           ---------

Net asset value, end of period ............................................................      $   10.91           $    9.98
                                                                                                 =========           =========

Total return (c) ..........................................................................           9.64 %             (1.86)%
                                                                                                 =========           =========

Ratios/supplemental data
      Net assets, end of period ...........................................................      $ 987,119           $ 173,395
                                                                                                 =========           =========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ..................................           4.44 %              4.07 % (b)
           After expense reimbursements and waived fees ...................................           1.41 %              1.00 % (b)

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ..................................          (2.62)%             (1.77)% (b)
           After expense reimbursements and waived fees ...................................           0.40 %              1.30 % (b)

      Portfolio turnover rate .............................................................          15.46 %             41.69 %






(a) For the period from November 16, 1999 (commencement of operations) to May 31, 2000.
(b) Annualized.
(c) Total return does not reflect payment of a sales charge.







See accompanying notes to financial statements


                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2001



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Wisdom Fund (the "Fund"), an open-ended investment company, is a diversified series of shares of beneficial interest of the New Providence Investment Trust (the "Trust"). The Trust was organized on July 9, 1997 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended. The Fund began operations on February 16, 1999. The investment objective of the Fund is to seek maximum total return consisting of any combination of capital appreciation, realized and unrealized, and income under the constantly varying market conditions. The Board of Trustees of the Trust approved on October 7, 1999, a plan to authorize two new classes of shares designated as Class B Shares and Class C Shares. On November 16, 1999, the Class B Shares and Class C Shares became effective. The Fund has an unlimited number of authorized shares, which are divided into four classes - Institutional Class Shares, Investor Class Shares, Class B shares and Class C shares.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are not attributable to the Institutional Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.


                                                                     (Continued)

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2001



                  As a result of the Fund's operating net investment loss, a reclassification adjustment of $12 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and to decrease net realized gains.

         C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trust's Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending May 31.

         E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant  to  an  investment  advisory  agreement,  Atlanta  Investment
         Council, LLC (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.50% of the first $500 million of the Fund's average daily net assets and 0.40% of all assets over $500 million.

         The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.15% of the average daily net assets of the Fund's Institutional Class, a maximum of 1.40% of the average daily net assets of the Fund's Investor Class, and a maximum of 2.15% of the average daily net assets of the Fund's Class B and Class C Shares. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $30,031 ($0.05 per share) and reimbursed $153,521 of the operating expenses incurred by the Fund for the year ended May 31, 2001.

         The Fund's administrator, The Nottingham Management Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.100% of the next $50 million, and 0.075% of average daily net assets over $100 million. From April 1, 2000 to October 31, 2000, the Administrator also received a monthly fee of $2,000 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares.


                                                                     (Continued)

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2001



         Beginning November 1, 2000, this fee was adjusted to $2,250 per month and $750 for each additional class, plus 0.01% of the average annual net assets. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $2,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

         NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each Shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended May 31, 2001, the Distributor retained sales charges in the amount of $4,186.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Board of Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Shares, Class B Shares, and Class C Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the Investor Class Shares' average daily net assets or 1.00% per annum of the Class B Shares or Class C Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares, Class B Shares and Class C Shares in the Fund or support servicing of those classes' shareholder accounts. The Fund incurred $18,173, $5,312 and $1,686, in distribution and service fees under the Plan with respect to Class B Shares, Class C Shares and Investor Class Shares, respectively, for the fiscal year ended May 31, 2001.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $3,189,122 and $699,539, respectively, for the fiscal year ended May 31, 2001.

INDEPENDENT AUDITORS' REPORT


To the Board of Trustees and Shareholders of New Providence Investment Trust and Shareholders of Wisdom Fund:

We have audited the accompanying statement of assets and liabilities of Wisdom Fund, including the portfolio of investments, as of May 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended May 31, 2001 and 2000, and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of May 31, 2001, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Wisdom Fund as of May 31, 2001, the results of its operations for the year ended, and the changes in its net assets and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.



/s/ Deloitte & Touche LLP

Deloitte & Touche LLP

New York, New York
June 29, 2001

                   (This page was intentionally left blank.)

________________________________________________________________________________


                                   WISDOM FUND

________________________________________________________________________________

                 a series of the New Providence Investment Trust
























                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                    or accompanied by a current prospectus.

________________________________________________________________________________


                                   WISDOM FUND

________________________________________________________________________________

                 a series of the New Providence Investment Trust



                                 CLASS C SHARES


                                  ANNUAL REPORT


                         FOR THE YEAR ENDED MAY 31, 2001




                               INVESTMENT ADVISOR
                         Atlanta Investment Counsel, LLC
                            2771 Carmon-on-Wesley, NW
                                    Suite 100
                             Atlanta, Georgia 30327


                                   WISDOM FUND
                            116 South Franklin Street
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069
                                 1-800-525-3863




This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wisdom Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund's distributor for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., P.O. Box 4365, Rocky Mount, NC 27803, Phone 1-800-773-3863

                                   Wisdom Fund
                               Semi-Annual Report
                                  July 1, 2001

Benjamin Graham, the pioneer of value investing, wrote in the introduction to the fourth edition of his book " The Intelligent Investor":

"The art of investment has one characteristic that is generally not appreciated. A creditable, if unspectacular, result can be achieved by the lay investor with a minimum of effort and capability, but to improve this easily attainable standard requires much application and more than a trace of Wisdom."

Websters dictionary refers to three key terms in its definition of wisdom; knowledge, insight and judgment. Value investing is based upon the underlying premise that one should invest in securities in the same fashion that a prudent person would invest in a business. We believe that the persistent pursuit of knowledge and insight about the companies in which we invest is the only way that we can exercise appropriate judgment for our shareholders.

Like Warren Buffett, we ask ourselves these two questions:

o  Is this a business which we would like to own?
o  At what price would we be willing to buy this business?

This investment philosophy can also be defined as buying " Good Businesses with Good Management at Attractive Prices." This means gathering knowledge to find specific businesses where we believe their value is significantly greater than what is reflected in their stock prices, purchasing such undervalued stocks for our Fund, and then hoping we are both right and eventually rewarded for correct judgment.

Since the Wisdom Fund is considered a "Value fund", I feel it is appropriate to discuss the recent performance of value vs. growth. Value stock returns continue the dominance that started in March of 2000, a time when value strategies were thought of by some investors as outdated. Since March of 2000, large cap value stocks have reversed four years of prior growth outperformance. (advisorintelligence.com-Growth vs. Value, 6-20-01).

Clearly the bloom is off the rose of tech and growth stocks. Even with the huge value outperformance of the last year, the value opportunity still looks superior to growth in all market-cap segments. Though we believe value investing looks better than growth, no area of the stock market has priced in a recession. If the economy continues to slow to lower levels of growth, value stocks will not be immune to declines that growth stocks will face. Because of the valuation advantage and better sentiment at present, we believe value is likely to outperform in a declining market.

In summary, the persistent pursuit of knowledge and insight, and the consistent application of rational business judgment are clearly required components of any successful long-term investment program. Wisdom Fund's investment philosophy also provides the complementary components of patience, discipline and integrity. We believe that we can continue to achieve results that meet our clients' objectives.

C. Douglas Davenport, J.D.
Portfolio Manager



--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Fund and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates.
--------------------------------------------------------------------------------

                                   WISDOM FUND

                                 CLASS C SHARES

                     Performance Update - $10,000 Investment
       For the period from November 16, 1999 (Commencement of Operations)
                                 to May 31, 2001


--------------------------------------------------------------------------------
                    Wisdom Fund -                  S&P 500 Total
                   Class C Shares                  Return Index
--------------------------------------------------------------------------------
11/16/99              $10,000                        $10,000
02/29/00                8,613                          9,655
05/31/00                9,813                         10,070
08/31/00               10,306                         10,787
11/30/00               11,161                          9,373
02/28/01               10,839                          8,863
 5/31/01               10,760                          9,007


This graph depicts the performance of the Wisdom Fund - Class C Shares versus the S&P 500 Total Return Index. It is important to note that the Wisdom Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

                          Average Annual Total Returns

       ------------------------------ ------------- ---------------------
                                                       Since 11/16/99
                                        One Year        (Commencement
                                                        of Operations)
       ------------------------------ ------------- ---------------------
              No Sales Charges            9.64%             4.87%
       ------------------------------ ------------- ---------------------
           1% Maximum Sales Charge        8.64%             4.87%
       ------------------------------ ------------- ---------------------


>> The graph assumes an initial $10,000 investment at November 16, 1999 (commencement of operations). The deduction of the maximum contingent deferred sales charge ("CDSC") is not reflected in the graph because the CDSC for the Class C Shares declines to 0% after the first year. However, the CDSC is reflected in the return table above as noted. The CDSC may be waived or reduced under certain circumstances. All dividends and distributions are reinvested.

>> At May 31, 2001, the value of the Wisdom Fund - Class C Shares would have increased to $10,760 - a cumulative total investment return of 7.60% since November 16, 1999.

>> At May 31, 2001, a similar investment in the S&P 500 Total Return Index would have decreased to $9,007 - a cumulative total investment return of (9.93)% since November 16, 1999.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2001


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 80.55%

      Apparel Manufacturing - 1.26%
        (a)Jones Apparel Group, Inc. .............................................                    2,050               $   90,487
                                                                                                                          ----------

      Beverages - 12.16%
           The Coca-Cola Company .................................................                   18,450                  876,006
                                                                                                                          ----------

      Building Materials - 1.20%
           Lowe's Companies, Inc. ................................................                      280                   19,468
           USG Corporation .......................................................                    7,900                   67,150
                                                                                                                          ----------
                                                                                                                              86,618
                                                                                                                          ----------
      Chemicals - 0.72%
           Great Lakes Chemicals Corporation .....................................                    1,510                   51,733
                                                                                                                          ----------

      Commercial Services - 3.41%
           First American Corporation ............................................                    5,600                  114,128
           H&R Block, Inc. .......................................................                      540                   32,206
           Moody's Corporation ...................................................                    3,100                   99,448
                                                                                                                          ----------
                                                                                                                             245,782
                                                                                                                          ----------
      Computer Software & Services - 0.46%
           First Data Corporation ................................................                      500                   32,805
                                                                                                                          ----------

      Cosmetics & Personal Care - 2.82%
           The Gillette Company ..................................................                    7,030                  203,167
                                                                                                                          ----------

      Financial - Banks, Money Center - 5.06%
           Citigroup Inc. ........................................................                      345                   17,681
           MGIC Investment Corporation ...........................................                    1,350                   95,000
           Wells Fargo & Company .................................................                    5,350                  251,878
                                                                                                                          ----------
                                                                                                                             364,559
                                                                                                                          ----------
      Financial Services - 8.96%
           American Express Company ..............................................                   12,950                  545,066
           SunTrust Banks, Inc. ..................................................                      360                   22,111
        (a)The New Dun & Bradstreet Corporation ..................................                    1,550                   41,726
           U.S. Bancorp ..........................................................                    1,618                   36,065
                                                                                                                          ----------
                                                                                                                             644,968
                                                                                                                          ----------
      Insurance - Life & Health - 8.44%
           AFLAC, INCORPORATED ...................................................                    3,300                  106,920
           Brown & Brown .........................................................                    2,500                  102,250
           CIGNA Corporation .....................................................                      800                   75,576
           Conseco, Inc. .........................................................                    5,600                   97,328
           StanCorp Financial Group, Inc. ........................................                    2,450                  112,896
           Torchmark Corporation .................................................                    2,980                  113,151
                                                                                                                          ----------
                                                                                                                             608,121
                                                                                                                          ----------


                                                                                                                         (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2001


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Insurance - Multiline - 16.37%
           Ambac Financial Group, Inc. ...........................................                    2,100               $  117,621
           American International Group, Inc. ....................................                    1,535                  124,335
           American National Insurance Company ...................................                    1,100                   80,729
           Arthur J. Gallagher & Co. .............................................                    4,200                  115,542
        (a)CNA Financial Corporation .............................................                    2,850                  113,373
           Loews Corporation .....................................................                    2,300                  158,677
           PartnerRe Ltd. ........................................................                    2,375                  127,656
           RenaissanceRe Holdings Ltd. ...........................................                    1,650                  113,273
           The PMI Group, Inc. ...................................................                    1,600                  111,104
           The St. Paul Companies, Inc. ..........................................                    2,300                  116,380
                                                                                                                          ----------
                                                                                                                           1,178,690
                                                                                                                          ----------
      Insurance - Property & Casualty - 8.75%
           Everest Re Group, Ltd. ................................................                    2,675                  181,659
           Fidelity National Financial, Inc. .....................................                    4,700                  107,160
           LandAmerica Financial Group, Inc. .....................................                    4,000                  114,200
           The Progressive Corporation ...........................................                      850                  111,418
           Wesco Financial Corporation ...........................................                      300                   95,370
           White Mountains Insurance Group Ltd. ..................................                       60                   20,760
                                                                                                                          ----------
                                                                                                                             630,567
                                                                                                                          ----------
      Metal Fabrication & Hardware - 0.11%
        (a)Mueller Industries, Inc. ..............................................                      240                    7,690
                                                                                                                          ----------

      Packaging & Containers - 0.22%
        (a)Sealed Air Corporation ................................................                      382                   15,857
                                                                                                                          ----------

      Publishing - Newspapers - 1.16%
           Gannett Co., Inc. .....................................................                      228                   15,112
           The Washington Post Company ...........................................                      118                   68,711
                                                                                                                          ----------
                                                                                                                              83,823
                                                                                                                          ----------
      Real Estate Investment Trusts - 1.36%
           First Industrial Realty Trust, Inc. ...................................                    1,025                   32,031
           HRPT Properties Trust .................................................                      375                    3,229
           Tanger Factory Outlet Centers, Inc. ...................................                    1,350                   30,334
           Town & Country Trust ..................................................                    1,650                   32,010
                                                                                                                          ----------
                                                                                                                              97,604
                                                                                                                          ----------
      Retail - Apparel - 0.26%
           The Gap, Inc. .........................................................                      600                   18,600
                                                                                                                          ----------

      Retail - Specialty Line - 1.30%
           The Sherwin-Williams Company ..........................................                    4,400                   93,896
                                                                                                                          ----------

      Telecommunications - 0.43%
           Shaw Communications Inc. ..............................................                    1,437                   30,608
                                                                                                                          ----------


                                                                                                                         (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2001


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Textiles - 2.67%
        (a)Mohawk Industries, Inc. ..........................................................         6,000               $  192,180
                                                                                                                          ----------

      Transportation - Miscellaneous - 1.10%
           GATX Corporation .................................................................         1,962                   79,029
                                                                                                                          ----------

      Utilities - Energy - 2.33%
           Duke Energy Corporation ..........................................................           900                   41,139
           FPL Group, Inc. ..................................................................         1,025                   59,655
           GPU, Inc. ........................................................................           430                   14,392
           Xcel Energy, Inc. ................................................................         1,750                   53,025
                                                                                                                          ----------
                                                                                                                             168,211
                                                                                                                          ----------

           Total Common Stocks (Cost $5,364,556) ..........................................................                5,801,001
                                                                                                                          ----------

INVESTMENT COMPANIES - 9.44%

      Evergreen Money Market Treasury Institutional Money
           Market Fund Institutional Service Shares .........................................       340,049                  340,049
      Evergreen Money Market Treasury Institutional Money
           Market Fund Institutional Select Shares ..........................................       340,049                  340,049
                                                                                                                          ----------

           Total Investment Companies (Cost $680,098) .....................................................                  680,098
                                                                                                                          ----------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                Interest             Maturity
                                                             Principal            Rate                 Date
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 11.14%

      United States Treasury Bill .....................      $808,000             0.000%             08/16/01                801,925
           (Cost $801,986)

Total Value of Investments (Cost $6,846,640 (b)) ............................................        101.13 %            $7,283,024
Liabilities In Excess of Other Assets .......................................................         (1.13)%               (81,058)
                                                                                                     ------              ----------
      Net Assets ............................................................................        100.00 %            $7,201,966
                                                                                                     ======              ==========

      (a) Non-income producing investment.

      (b) Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is  the  same.  Unrealized  appreciation/
          (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

           Unrealized appreciation ........................................................................              $  854,543
           Unrealized depreciation ........................................................................                (418,159)
                                                                                                                         ----------

                      Net unrealized appreciation .........................................................              $  436,384
                                                                                                                         ==========



See accompanying notes to financial statements


                                                             WISDOM FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                            May 31, 2001


ASSETS
      Investments, at value (cost $6,846,640) ...........................................................                 $7,283,024
      Income and other receivables ......................................................................                     10,874
      Receivable for fund shares sold ...................................................................                      2,724
      Other assets ......................................................................................                      3,906
      Due from advisor (note 2) .........................................................................                     15,865
                                                                                                                          ----------

           Total assets .................................................................................                  7,316,393
                                                                                                                          ----------

LIABILITIES
      Accrued expenses ..................................................................................                     22,636
      Disbursements in excess of cash on demand deposit .................................................                     91,791
                                                                                                                          ----------

           Total liabilities ............................................................................                    114,427
                                                                                                                          ----------

NET ASSETS ..............................................................................................                 $7,201,966
                                                                                                                          ==========

NET ASSETS CONSIST OF
      Paid-in capital ...................................................................................                 $6,691,685
      Undistributed net realized gain on investments ....................................................                     73,897
      Net unrealized appreciation on investments ........................................................                    436,384
                                                                                                                          ----------
                                                                                                                          $7,201,966
                                                                                                                          ==========

INSTITUTIONAL CLASS SHARES
      Net asset value, redemption and offering price per share
           ($3,164,763 / 293,164 shares) ................................................................                 $    10.80
                                                                                                                          ==========

INVESTOR CLASS SHARES
      Net asset value, redemption and offering price per share
           ($1,253,515 / 115,647 shares) ................................................................                 $    10.84
                                                                                                                          ==========
      Maximum offering price per share (100 / 94.25% of $10.84) .........................................                 $    11.50
                                                                                                                          ==========

CLASS B SHARES
      Net asset value, redemption and offering price per share
           ($1,796,569 / 165,249 shares) ................................................................                 $    10.87
                                                                                                                          ==========

CLASS C SHARES
      Net asset value, redemption and offering price per share
           ($987,119 / 90,497 shares) ...................................................................                 $    10.91
                                                                                                                          ==========







See accompanying notes to financial statements


                                                          WISDOM FUND

                                                    STATEMENT OF OPERATIONS

                                                    Year ended May 31, 2001


NET INVESTMENT INCOME

      Income
           Interest ........................................................................................              $  22,582
           Dividends .......................................................................................                 87,606
                                                                                                                          ---------

               Total income ................................................................................                110,188
                                                                                                                          ---------

      Expenses
           Investment advisory fees (note 2) ...............................................................                 30,031
           Fund administration fees (note 2) ...............................................................                  7,508
           Distribution and service fees - Investor Class Shares (note 3) ..................................                  1,686
           Distribution and service fees - Class B Shares (note 3) .........................................                 18,173
           Distribution and service fees - Class C Shares (note 3) .........................................                  5,312
           Custody fees ....................................................................................                  4,067
           Registration and filing administration fees (note 2) ............................................                  6,710
           Fund accounting fees (note 2) ...................................................................                 54,381
           Audit fees ......................................................................................                 13,583
           Legal fees ......................................................................................                 19,305
           Securities pricing fees .........................................................................                  3,396
           Shareholder recordkeeping fees (note 2) .........................................................                 24,750
           Other accounting fees (note 2) ..................................................................                  9,308
           Shareholder servicing expenses ..................................................................                  4,930
           Registration and filing expenses ................................................................                 12,756
           Printing expenses ...............................................................................                  4,276
           Trustee fees and meeting expenses ...............................................................                  2,410
           Other operating expenses ........................................................................                  4,000
                                                                                                                          ---------

               Total expenses ..............................................................................                226,582
                                                                                                                          ---------

           Less:
                    Expense reimbursements (note 2) ........................................................               (153,521)
                    Investment advisory fees waived (note 2) ...............................................                (30,031)
                                                                                                                          ---------

               Net expenses ................................................................................                 43,030
                                                                                                                          ---------

                    Net investment income ..................................................................                 67,158
                                                                                                                          ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions .......................................................                133,782
      Increase in unrealized appreciation on investments ...................................................                316,006
                                                                                                                          ---------

           Net realized and unrealized gain on investments .................................................                449,788
                                                                                                                          ---------

               Net increase in net assets resulting from operations ........................................              $ 516,946
                                                                                                                          =========



See accompanying notes to financial statements


                                                             WISDOM FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Year ended         Year ended
                                                                                                       May 31,            May 31,
                                                                                                        2001               2000
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS
     Operations
         Net investment income .............................................................         $    67,158        $    54,379
         Net realized gain (loss) from investment transactions .............................             133,782            (58,004)
         Increase in unrealized appreciation on investments ................................             316,006            123,160
                                                                                                     -----------        -----------
              Net increase in net assets resulting from operations .........................             516,946            119,535
                                                                                                     -----------        -----------

     Distributions to shareholders from
         Net investment income - Institutional Class Shares ................................             (46,816)           (45,278)
         Net investment income - Investor Class Shares .....................................              (8,233)            (5,847)
         Net investment income - Class B Shares ............................................             (10,164)            (2,809)
         Net investment income - Class C Shares ............................................              (2,176)              (226)
                                                                                                     -----------        -----------
              Decrease in net assets resulting from distributions ..........................             (67,389)           (54,160)
                                                                                                     -----------        -----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a) ..............           2,044,116          4,144,606
                                                                                                     -----------        -----------

                     Total increase in net assets ..........................................           2,493,673          4,209,981

NET ASSETS
     Beginning of year .....................................................................           4,708,293            498,312
                                                                                                     -----------        -----------

     End of year ...........................................................................         $ 7,201,966        $ 4,708,293
                                                                                                     ===========        ===========


(a) A summary of capital share activity follows:
                                                               ---------------------------------------------------------------------
                                                                         Year ended                            Year ended
                                                                        May 31, 2001                          May 31, 2000
                                                                 Shares              Value             Shares              Value
                                                               ---------------------------------------------------------------------
--------------------------------------------------------
               INSTITUTIONAL CLASS SHARES
--------------------------------------------------------
Shares sold ............................................            15,229        $   164,250            218,824        $ 2,185,791
Shares issued for reinvestment of distributions ........             4,121             46,817              4,701             45,278
Shares redeemed ........................................                 0                  0                  0                  0
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................            19,350        $   211,067            223,525        $ 2,231,069
                                                               ===========        ===========        ===========        ===========

--------------------------------------------------------
                 INVESTOR CLASS SHARES
--------------------------------------------------------
Shares sold ............................................            91,367        $   981,729             87,208        $   839,421
Shares issued for reinvestment of distributions ........               620              7,097                598              5,846
Shares redeemed ........................................           (42,417)          (438,259)           (21,739)          (200,724)
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................            49,570        $   550,567             66,067        $   644,543
                                                               ===========        ===========        ===========        ===========
--------------------------------------------------------
                    CLASS B SHARES
--------------------------------------------------------
Shares sold ............................................            96,792        $ 1,011,560            117,050        $ 1,100,100
Shares issued for reinvestment of distributions ........               445              5,128                 81                805
Shares redeemed ........................................           (49,119)          (527,706)                 0                  0
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................            48,118        $   488,982            117,131        $ 1,100,905
                                                               ===========        ===========        ===========        ===========
--------------------------------------------------------
                    CLASS C SHARES
--------------------------------------------------------
Shares sold ............................................            74,463        $   808,411             17,347        $   167,863
Shares issued for reinvestment of distributions ........               191              2,176                 22                226
Shares redeemed ........................................            (1,525)           (17,087)                 0                  0
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................            73,129        $   793,500             17,369        $   168,089
                                                               ===========        ===========        ===========        ===========
--------------------------------------------------------
                     Fund Summary
--------------------------------------------------------
Shares sold ............................................           277,851        $ 2,965,950            440,429        $ 4,293,175
Shares issued for reinvestment of distributions ........             5,377             61,218              5,402             52,155
Shares redeemed ........................................           (93,061)          (983,052)           (21,739)          (200,724)
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................           190,167        $ 2,044,116            424,092        $ 4,144,606
                                                               ===========        ===========        ===========        ===========




See accompanying notes to financial statements


                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                     INSTITUTIONAL CLASS SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                                             Year ended          Year ended         Period ended
                                                                               May 31,             May 31,             May 31,
                                                                                2001                2000              1999 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ..................................      $     9.90          $     9.91          $    10.00

     Income (loss) from investment operations
         Net investment income ........................................            0.17                0.18                0.04
         Net realized and unrealized gain (loss) on investments .......            0.90               (0.01)              (0.09)
                                                                             ----------          ----------          ----------

             Total from investment operations .........................            1.07                0.17               (0.05)
                                                                             ----------          ----------          ----------

     Distributions to shareholders from
         Net investment income ........................................           (0.17)              (0.18)              (0.04)
                                                                             ----------          ----------          ----------

Net asset value, end of period ........................................      $    10.80          $     9.90          $     9.91
                                                                             ==========          ==========          ==========

Total return ..........................................................           10.70 %              1.64 %             (0.45)%
                                                                             ==========          ==========          ==========

Ratios/supplemental data
     Net assets, end of period ........................................      $3,164,763          $2,710,312          $  498,213
                                                                             ==========          ==========          ==========

     Ratio of expenses to average net assets
         Before expense reimbursements and waived fees ................            3.30 %              5.05 %             23.94 %(b)
         After expense reimbursements and waived fees .................            0.26 %              0.00 %              0.00 %(b)

     Ratio of net investment (loss) income to average net assets
         Before expense reimbursements and waived fees ................           (1.47)%             (2.87)%            (22.69)%(b)
         After expense reimbursements and waived fees .................            1.57 %              2.18 %              1.26 %(b)

     Portfolio turnover rate ..........................................           15.46 %             41.69 %              7.04 %







(a) For the period from February 16, 1999 (commencement of operations) to May 31, 1999.
(b) Annualized.









See accompanying notes to financial statements                                                                           (Continued)


                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                        INVESTOR CLASS SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                                             Year ended          Year ended         Period ended
                                                                               May 31,             May 31,             May 31,
                                                                                2001                2000              1999 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ....................................    $     9.93          $     9.92          $    10.00

     Income (loss) from investment operations
         Net investment income ..........................................          0.13                0.12                0.02
         Net realized and unrealized gain (loss) on investments .........          0.91                0.01               (0.08)
                                                                             ----------          ----------          ----------

             Total from investment operations ...........................          1.04                0.13               (0.06)
                                                                             ----------          ----------          ----------

     Distributions to shareholders from
         Net investment income ..........................................         (0.13)              (0.12)              (0.02)
                                                                             ----------          ----------          ----------

Net asset value, end of period ..........................................    $    10.84          $     9.93          $     9.92
                                                                             ==========          ==========          ==========

Total return (c) ........................................................         10.41 %              1.36 %             (0.58)%
                                                                             ==========          ==========          ==========

Ratios/supplemental data
     Net assets, end of period ..........................................    $1,253,515          $  656,212          $       99
                                                                             ==========          ==========          ==========

     Ratio of expenses to average net assets
         Before expense reimbursements and waived fees ..................          3.86 %              4.29 %             15.49 %(b)
         After expense reimbursements and waived fees ...................          0.68 %              0.25 %              0.00 %(b)

     Ratio of net investment (loss) income to average net assets
         Before expense reimbursements and waived fees ..................         (1.97)%             (1.96)%            (14.68)%(b)
         After expense reimbursements and waived fees ...................          1.21 %              2.08 %              0.81 %(b)

     Portfolio turnover rate ............................................         15.46 %             41.69 %              7.04 %






(a) For the period from February 16, 1999 (commencement of operations) to May 31, 1999.
(b) Annualized.
(c) Total return does not reflect payment of a sales charge.








See accompanying notes to financial statements                                                                           (Continued)


                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           CLASS B SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             Year ended           Period ended
                                                                                               May 31,               May 31,
                                                                                                2001                2000 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ..........................................              $      9.97           $     10.20

      Income (loss) from investment operations
           Net investment income ..............................................                     0.06                  0.04
           Net realized and unrealized gain (loss) on investments .............                     0.90                 (0.23)
                                                                                             -----------           -----------

               Total from investment operations ...............................                     0.96                 (0.19)
                                                                                             -----------           -----------

      Distributions to shareholders from
           Net investment income ..............................................                    (0.06)                (0.04)
                                                                                             -----------           -----------

Net asset value, end of period ................................................              $     10.87           $      9.97
                                                                                             ===========           ===========

Total return (c) ..............................................................                     9.60 %               (1.85)%
                                                                                             ===========           ===========

Ratios/supplemental data
      Net assets, end of period ...............................................              $ 1,796,569           $ 1,168,374
                                                                                             ===========           ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ......................                     4.33 %                4.09 % (b)
           After expense reimbursements and waived fees .......................                     1.28 %                1.00 % (b)

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ......................                    (2.50)%               (1.78)% (b)
           After expense reimbursements and waived fees .......................                     0.56 %                1.31 % (b)

      Portfolio turnover rate .................................................                    15.46 %               41.69 %







(a) For the period from November 16, 1999 (commencement of operations) to May 31, 2000.
(b) Annualized.
(c) Total return does not reflect payment of a sales charge.








See accompanying notes to financial statements                                                                           (Continued)


                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           CLASS C SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Year ended        Period ended
                                                                                                   May 31,            May 31,
                                                                                                    2001             2000 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ......................................................      $    9.98           $   10.20

      Income (loss) from investment operations
           Net investment income ..........................................................           0.03                0.03
           Net realized and unrealized gain (loss) on investments .........................           0.93               (0.22)
                                                                                                 ---------           ---------

               Total from investment operations ...........................................           0.96               (0.19)
                                                                                                 ---------           ---------

      Distributions to shareholders from
           Net investment income ..........................................................          (0.03)              (0.03)
                                                                                                 ---------           ---------

Net asset value, end of period ............................................................      $   10.91           $    9.98
                                                                                                 =========           =========

Total return (c) ..........................................................................           9.64 %             (1.86)%
                                                                                                 =========           =========

Ratios/supplemental data
      Net assets, end of period ...........................................................      $ 987,119           $ 173,395
                                                                                                 =========           =========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ..................................           4.44 %              4.07 % (b)
           After expense reimbursements and waived fees ...................................           1.41 %              1.00 % (b)

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ..................................          (2.62)%             (1.77)% (b)
           After expense reimbursements and waived fees ...................................           0.40 %              1.30 % (b)

      Portfolio turnover rate .............................................................          15.46 %             41.69 %






(a) For the period from November 16, 1999 (commencement of operations) to May 31, 2000.
(b) Annualized.
(c) Total return does not reflect payment of a sales charge.







See accompanying notes to financial statements


                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2001



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Wisdom Fund (the "Fund"), an open-ended investment company, is a diversified series of shares of beneficial interest of the New Providence Investment Trust (the "Trust"). The Trust was organized on July 9, 1997 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended. The Fund began operations on February 16, 1999. The investment objective of the Fund is to seek maximum total return consisting of any combination of capital appreciation, realized and unrealized, and income under the constantly varying market conditions. The Board of Trustees of the Trust approved on October 7, 1999, a plan to authorize two new classes of shares designated as Class B Shares and Class C Shares. On November 16, 1999, the Class B Shares and Class C Shares became effective. The Fund has an unlimited number of authorized shares, which are divided into four classes - Institutional Class Shares, Investor Class Shares, Class B shares and Class C shares.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are not attributable to the Institutional Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.


                                                                     (Continued)

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2001



                  As a result of the Fund's operating net investment loss, a reclassification adjustment of $12 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and to decrease net realized gains.

         C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trust's Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending May 31.

         E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant  to  an  investment  advisory  agreement,  Atlanta  Investment
         Council, LLC (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.50% of the first $500 million of the Fund's average daily net assets and 0.40% of all assets over $500 million.

         The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.15% of the average daily net assets of the Fund's Institutional Class, a maximum of 1.40% of the average daily net assets of the Fund's Investor Class, and a maximum of 2.15% of the average daily net assets of the Fund's Class B and Class C Shares. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $30,031 ($0.05 per share) and reimbursed $153,521 of the operating expenses incurred by the Fund for the year ended May 31, 2001.

         The Fund's administrator, The Nottingham Management Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.100% of the next $50 million, and 0.075% of average daily net assets over $100 million. From April 1, 2000 to October 31, 2000, the Administrator also received a monthly fee of $2,000 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares.


                                                                     (Continued)

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2001



         Beginning November 1, 2000, this fee was adjusted to $2,250 per month and $750 for each additional class, plus 0.01% of the average annual net assets. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $2,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

         NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each Shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended May 31, 2001, the Distributor retained sales charges in the amount of $4,186.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Board of Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Shares, Class B Shares, and Class C Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the Investor Class Shares' average daily net assets or 1.00% per annum of the Class B Shares or Class C Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares, Class B Shares and Class C Shares in the Fund or support servicing of those classes' shareholder accounts. The Fund incurred $18,173, $5,312 and $1,686, in distribution and service fees under the Plan with respect to Class B Shares, Class C Shares and Investor Class Shares, respectively, for the fiscal year ended May 31, 2001.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $3,189,122 and $699,539, respectively, for the fiscal year ended May 31, 2001.

INDEPENDENT AUDITORS' REPORT


To the Board of Trustees and Shareholders of New Providence Investment Trust and Shareholders of Wisdom Fund:

We have audited the accompanying statement of assets and liabilities of Wisdom Fund, including the portfolio of investments, as of May 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended May 31, 2001 and 2000, and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of May 31, 2001, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Wisdom Fund as of May 31, 2001, the results of its operations for the year ended, and the changes in its net assets and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.



/s/ Deloitte & Touche LLP

Deloitte & Touche LLP

New York, New York
June 29, 2001

                   (This page was intentionally left blank.)

________________________________________________________________________________


                                   WISDOM FUND

________________________________________________________________________________

                 a series of the New Providence Investment Trust
























                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                    or accompanied by a current prospectus.